UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund III
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: September 30
Date of Reporting Period: July 1, 2020 to June 30, 2021

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of The Advisors’ Inner Circle Fund III:

First Foundation Fixed Income Fund
(On January 11, 2021, the Highland Fixed Income Fund was reorganized into the First Foundation Fixed Income Fund)
First Foundation Total Return Fund
(On January 11, 2021, the Highland Total Return Fund was reorganized into the First Foundation Total Return Fund)

First Foundation Fixed Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ARES DYNAMIC
Security ID: 04014F102 Ticker: ARDC
Meeting Date: 11-May-21 Meeting Type: Annual
1A.	Election of Class I Director to serve for a term expiring in 2023 Annual Meeting: Paula B. Pretlow	Management	For	Voted - For
1B.	Election of Class II Director to serve for a term expiring in 2024 Annual Meeting: Seth J. Brufsky	Management	For	Voted - For
1C.	Election of Class II Director to serve for a term expiring in 2024 Annual Meeting: John J. Shaw	Management	For	Voted - For
BLACKROCK INCOME TRUST INC.
Security ID: 09247F100 Ticker: BKT
Meeting Date: 27-Jul-20 Meeting Type: Annual
1.1	Director: Michael J. Castellano	Management	For	Voted - For
1.2	Director: R. Glenn Hubbard	Management	For	Voted - For
1.3	Director: John M. Perlowski	Management	For	Voted - For
1.4	Director: W. Carl Kester	Management	For	Voted - For
BLACKROCK MUNIHOLDINGS FA INSD FD INC
Security ID: 09254P108 Ticker: MFL
Meeting Date: 27-Jul-20 Meeting Type: Annual
1A.	Election of Director: Michael J. Castellano	Management	For	Voted - For
1B.	Election of Director: Richard E. Cavanagh	Management	For	Voted - For
1C.	Election of Director: Cynthia L. Egan	Management	For	Voted - For
1D.	Election of Director: Robert Fairbairn	Management	For	Voted - For
1E.	Election of Director: R. Glenn Hubbard	Management	For	Voted - For
1F.	Election of Director: Catherine A. Lynch	Management	For	Voted - For
1G.	Election of Director: John M. Perlowski	Management	For	Voted - For
1H.	Election of Director: Karen P. Robards	Management	For	Voted - For

First Foundation Fixed Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

DOUBLELINE INCOME SOLUTIONS FUND
Security ID: 258622109 Ticker: DSL
Meeting Date: 17-Feb-21 Meeting Type: Annual
1.1	Director: Raymond B. Woolson	Management	For	Voted - For
1.2	Director: Ronald R. Redell	Management	For	Voted - For
DOUBLELINE OPPORTUNISTIC CREDIT FUND
Security ID: 258623107 Ticker: DBL
Meeting Date: 17-Feb-21 Meeting Type: Annual
1.1	Director: Raymond B. Woolson	Management	For	Voted - For
1.2	Director: Ronald R. Redell	Management	For	Voted - For
NUVEEN BUILD AMERICA BOND FUND
Security ID: 67074C103 Ticker: NBB
Meeting Date: 05-Aug-20 Meeting Type: Annual
1B.1	Director: John K. Nelson	Management	For	Voted - For
1B.2	Director: Terence J. Toth	Management	For	Voted - For
1B.3	Director: Robert L. Young	Management	For	Voted - For
OAKTREE STRATEGIC INCOME CORPORATION
Security ID: 67402D104 Ticker: OCSI
Meeting Date: 15-Mar-21 Meeting Type: Special
1.
To adopt the Agreement and Plan of Merger, dated as of October 28, 2020 ("Merger Agreement"), among the Company, Oaktree Specialty Lending Corporation, ("OCSL"), Lion Merger Sub, Inc., and a direct wholly- owned subsidiary of OCSL ("Merger Sub"), and, for the limited purposes set forth therein, Oaktree Fund Advisors, LLC, and investment adviser to each of OCSL and the Company, and approve the transactions contemplated thereby, including the merger of Merger Sub with and into the Company and, the merger of the Company with and into OCSL.
	Management	For	Voted - For
PGIM INVESTMENTS
Security ID: 69346H100 Ticker: ISD
Meeting Date: 16-Apr-21 Meeting Type: Annual
1.1	Director: Scott E. Benjamin	Management	For	Voted - For
1.2	Director: Linda W. Bynoe	Management	For	Voted - For
1.3	Director: Laurie Simon Hodrick	Management	For	Voted - For

First Foundation Fixed Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

PIMCO
Security ID: 72202D106 Ticker: PCI
Meeting Date: 26-Apr-21 Meeting Type: Annual
1.1	Director: David N. Fisher	Management	For	Voted - For
1.2	Director: Joseph B. Kittredge, Jr	Management	For	Voted - For
RIVERNORTH DOUBLELINE STRATEGIC
Security ID: 76882G107 Ticker: OPP
Meeting Date: 15-Oct-20 Meeting Type: Annual
1a.1	Director: Patrick W. Galley	Management	For	Voted - For
1a.2	Director: Jerry R. Raio	Management	For	Voted - For
VEREIT, INC.
Security ID: 92339V308 Ticker: VER
Meeting Date: 03-Jun-21 Meeting Type: Annual
1A.	Election of Director Nominees to serve until the 2022 Annual Meeting of Stockholders and until their respective successors are duly elected and qualify: Glenn J. Rufrano	Management	For	Voted - For
1B.	Election of Director Nominees to serve until the 2022 Annual Meeting of Stockholders and until their respective successors are duly elected and qualify: Hugh R. Frater	Management	For	Voted - For
1C.	Election of Director Nominees to serve until the 2022 Annual Meeting of Stockholders and until their respective successors are duly elected and qualify: Priscilla Almodovar	Management	For	Voted - For
1D.	Election of Director Nominees to serve until the 2022 Annual Meeting of Stockholders and until their respective successors are duly elected and qualify: David B. Henry	Management	For	Voted - For
1E.	Election of Director Nominees to serve until the 2022 Annual Meeting of Stockholders and until their respective successors are duly elected and qualify: Mary Hogan Preusse	Management	For	Voted - For
1F.	Election of Director Nominees to serve until the 2022 Annual Meeting of Stockholders and until their respective successors are duly elected and qualify: Richard J. Lieb	Management	For	Voted - For
1G.	Election of Director Nominees to serve until the 2022 Annual Meeting of Stockholders and until their respective successors are duly elected and qualify: Eugene A. Pinover	Management	For	Voted - For
1H.	Election of Director Nominees to serve until the 2022 Annual Meeting of Stockholders and until their respective successors are duly elected and qualify: Julie G. Richardson	Management	For	Voted - For

First Foundation Fixed Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1I.	Election of Director Nominees to serve until the 2022 Annual Meeting of Stockholders and until their respective successors are duly elected and qualify: Susan E. Skerritt	Management	For	Voted - For
2.	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	Voted - For
3.	To approve by a non-binding advisory resolution the compensation of the Company's named executive officers as described in the Company's definitive proxy statement.	Management	For	Voted - For
4.	To approve the VEREIT, Inc. 2021 Equity Incentive Plan.	Management	For	Voted - For
5.	To approve amendments to the Company's Articles of Amendment and Restatement and Amended and Restated Bylaws ("Bylaws") to allow the Bylaws to be amended by our stockholders.	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ALPHABET INC.
Security ID: 02079K305 Ticker: GOOGL
Meeting Date: 02-Jun-21 Meeting Type: Annual
1A.	Election of Director: Larry Page	Management	For	Voted - For
1B.	Election of Director: Sergey Brin	Management	For	Voted - For
1C.	Election of Director: Sundar Pichai	Management	For	Voted - For
1D.	Election of Director: John L. Hennessy	Management	For	Voted - For
1E.	Election of Director: Frances H. Arnold	Management	For	Voted - For
1F.	Election of Director: L. John Doerr	Management	For	Voted - For
1G.	Election of Director: Roger W. Ferguson Jr.	Management	For	Voted - For
1H.	Election of Director: Ann Mather	Management	For	Voted - For
1I.	Election of Director: Alan R. Mulally	Management	For	Voted - For
1J.	Election of Director: K. Ram Shriram	Management	For	Voted - For
1K.	Election of Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young LLP As Alphabet's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2021.	Management	For	Voted - For
3.	Approval of Alphabet's 2021 Stock Plan.	Management	For	Voted - For
4.	A Stockholder Proposal Regarding Equal Shareholder Voting, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
5.	A Stockholder Proposal Regarding the Nomination of Human Rights And/or Civil Rights Expert to the Board, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
6.	A Stockholder Proposal Regarding A Report on Sustainability Metrics, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
7.	A Stockholder Proposal Regarding A Report on Takedown Requests, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
8.	A Stockholder Proposal Regarding A Report on Whistleblower Policies and Practices, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
9.	A Stockholder Proposal Regarding A Report on Charitable Contributions, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
10.	A Stockholder Proposal Regarding A Report on Risks Related to Anticompetitive Practices, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
11.	A Stockholder Proposal Regarding A Transition to A Public Benefit Corporation, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ALTRIA GROUP, INC.
Security ID: 02209S103 Ticker: MO
Meeting Date: 20-May-21 Meeting Type: Annual
1A.	Election of Director: John T. Casteen III	Management	For	Voted - For
1B.	Election of Director: Dinyar S. Devitre	Management	For	Voted - For
1C.	Election of Director: William F. Gifford, Jr.	Management	For	Voted - For
1D.	Election of Director: Debra J. Kelly-ennis	Management	For	Voted - For
1E.	Election of Director: W. Leo Kiely III	Management	For	Voted - For
1F.	Election of Director: Kathryn B. Mcquade	Management	For	Voted - For
1G.	Election of Director: George Muñoz	Management	For	Voted - For
1H.	Election of Director: Mark E. Newman	Management	For	Voted - For
1I.	Election of Director: Nabil Y. Sakkab	Management	For	Voted - For
1J.	Election of Director: Virginia E. Shanks	Management	For	Voted - For
1K.	Election of Director: Ellen R. Strahlman	Management	For	Voted - For
2.	Ratification of the Selection of Independent Registered Public Accounting Firm.	Management	For	Voted - For
3.	Non-binding Advisory Vote to Approve the Compensation of Altria's Named Executive Officers.	Management	For	Voted - For
4.	Shareholder Proposal - Review and Report on Underage Tobacco Prevention Policies and Marketing Practices.	Shareholder	Against	Voted - Against
5.	Shareholder Proposal - Disclosure of Lobbying Policies and Practices.	Shareholder	Against	Voted - Against
AMAZON.COM, INC.
Security ID: 023135106 Ticker: AMZN
Meeting Date: 26-May-21 Meeting Type: Annual
1A.	Election of Director: Jeffrey P. Bezos	Management	For	Voted - For
1B.	Election of Director: Keith B. Alexander	Management	For	Voted - For
1C.	Election of Director: Jamie S. Gorelick	Management	For	Voted - For
1D.	Election of Director: Daniel P. Huttenlocher	Management	For	Voted - For
1E.	Election of Director: Judith A. Mcgrath	Management	For	Voted - For
1F.	Election of Director: Indra K. Nooyi	Management	For	Voted - For
1G.	Election of Director: Jonathan J. Rubinstein	Management	For	Voted - For
1H.	Election of Director: Thomas O. Ryder	Management	For	Voted - For
1I.	Election of Director: Patricia Q. Stonesifer	Management	For	Voted - For
1J.	Election of Director: Wendell P. Weeks	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young LLP As Independent Auditors.	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation.	Management	For	Voted - For
4.	Shareholder Proposal Requesting A Report on Customer Due Diligence.	Shareholder	Against	Voted - Against
5.	Shareholder Proposal Requesting A Mandatory Independent Board Chair Policy.	Shareholder	Against	Voted - Against

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

6.	Shareholder Proposal Requesting Additional Reporting on Gender/racial Pay.	Shareholder	Against	Voted - Against
7.	Shareholder Proposal Requesting A Report on Promotion Data.	Shareholder	Against	Voted - Against
8.	Shareholder Proposal Requesting A Report on Packaging Materials.	Shareholder	Against	Voted - Against
9.	Shareholder Proposal Requesting A Diversity and Equity Audit Report.	Shareholder	Against	Voted - Against
10.	Shareholder Proposal Requesting an Alternative Director Candidate Policy.	Shareholder	Against	Voted - Against
11.	Shareholder Proposal Requesting A Report on Competition Strategy and Risk.	Shareholder	Against	Voted - Against
12.	Shareholder Proposal Requesting an Additional Reduction in Threshold for Calling Special Shareholder Meetings.	Shareholder	Against	Voted - Against
13.	Shareholder Proposal Requesting Additional Reporting on Lobbying.	Shareholder	Against	Voted - Against
14.	Shareholder Proposal Requesting A Report on Customer Use of Certain Technologies.	Shareholder	Against	Voted - Against
AMREP CORPORATION
Security ID: 032159105 Ticker: AXR
Meeting Date: 10-Sep-20 Meeting Type: Annual
1.1	Director: Theodore J. Gaasche	Management	For	Voted - For
1.2	Director: Albert V. Russo	Management	For	Voted - For
2.	The Approval, on an Advisory Basis, of the Compensation Paid to the Company's Named Executive Officers As Disclosed in the Accompanying Proxy Statement.	Management	For	Voted - Against
3.	Ratify the Appointment of Marcum LLP As the Company's Independent Registered Public Accounting Firm for the Year Ending April 30, 2021.	Management	For	Voted - For
AON PLC
Security ID: G0403H108 Ticker: AON
Meeting Date: 02-Jun-21 Meeting Type: Annual
1A.	Election of Director: Lester B. Knight	Management	For	Voted - For
1B.	Election of Director: Gregory C. Case	Management	For	Voted - For
1C.	Election of Director: Jin-yong Cai	Management	For	Voted - For
1D.	Election of Director: Jeffrey C. Campbell	Management	For	Voted - For
1E.	Election of Director: Fulvio Conti	Management	For	Voted - For
1F.	Election of Director: Cheryl A. Francis	Management	For	Voted - For
1G.	Election of Director: J. Michael Losh	Management	For	Voted - For
1H.	Election of Director: Richard B. Myers	Management	For	Voted - For
1I.	Election of Director: Richard C. Notebaert	Management	For	Voted - For
1J.	Election of Director: Gloria Santona	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1K.	Election of Director: Byron O. Spruell	Management	For	Voted - For
1L.	Election of Director: Carolyn Y. Woo	Management	For	Voted - For
2.	Advisory Vote to Approve the Compensation of the Company's Named Executive Officers.	Management	For	Voted - For
3.	Ratify the Appointment of Ernst & Young LLP As the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2021.	Management	For	Voted - For
4.	Re-appoint Ernst & Young Chartered Accountants As the Company's Statutory Auditor Under Irish Law.	Management	For	Voted - For
5.	Authorize the Board Or the Audit Committee of the Board to Determine the Remuneration of Ernst & Young Chartered Accountants, in Its Capacity As the Company's Statutory Auditor Under Irish Law.	Management	For	Voted - For
6.	Amend Article 190 of the Company's Articles of Association.	Management	For	Voted - For
7.	Authorize the Board to Capitalize Certain of the Company's Non-distributable Reserves.	Management	For	Voted - For
8.	Approve the Creation of Distributable Profits by the Reduction and Cancellation of the Amounts Capitalized Pursuant to the Authority Given Under Proposal 7.	Management	For	Voted - For
BECLE, S.A.B. DE C.V.
Security ID: P0929Y106
Meeting Date: 27-Apr-21 Meeting Type: Ordinary General Meeting
I
Submission And, As the Case May Be, Approval of the Reports Referred to in Article 28, Section IV of the Securities Market Law, Including the Submission of the Company's Financial Statements Corresponding to the Fiscal Year Ended As of December 31, 2020, and Resolutions on the Performance of the Company's Board of Directors and Chief Executive Officer
		Management	For	Voted - For
II	Submission on the Report on the Compliance with the Company's Tax Obligations, in Compliance with the Applicable Legal Provisions	Management	For	Voted - For
III	Resolutions on the Allocation of Profits of the Fiscal Year Ended As of December 31, 2019, Including to Declare and Pay Dividends	Management	For	Voted - For
IV
Discussion And, As the Case May Be, Approval of (i) the Amount That May be Used for the Purchase of Own Shares Under the Terms Provided for in Article 56, Section IV of the Securities Market Law and (ii) the Report on the Policies and Resolutions Adopted by the Company's Board of Directors, in Connection with the Purchase and Sale of Those Shares
		Management	For	Voted - For
V
Appointment and Or Ratification, As the Case May Be, of the Individuals Comprising the Board of Directors, the Secretary and the Chief Executive Officer, As Well As the Granting of the Relevant Powers of Attorney
		Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

VI	Appointment and Or Ratification, As the Case May Be, of the Chairman of the Audit and Corporate Practices Committee	Management	For	Voted - For
VII	Compensation to the Members of the Board of Directors and the Audit and Corporate Practices Committee, As Well As to the Secretary	Management	For	Voted - For
VIII	Designation of Representatives to Comply with and Formalize the Resolutions Adopted by This Meeting	Management	For	Voted - For

13 Apr 2021: Please Note That the Meeting Type Was Changed from Agm to Ogm.-if You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You-decide to Amend Your Original Instructions. Thank You.
		Non-Voting		Non-Voting
BERKSHIRE HATHAWAY INC.
Security ID: 084670702 Ticker: BRKB
Meeting Date: 01-May-21 Meeting Type: Annual
1.1	Director: Warren E. Buffett	Management	For	Voted - For
1.2	Director: Charles T. Munger	Management	For	Voted - For
1.3	Director: Gregory E. Abel	Management	For	Voted - For
1.4	Director: Howard G. Buffett	Management	For	Voted - For
1.5	Director: Stephen B. Burke	Management	For	Voted - For
1.6	Director: Kenneth I. Chenault	Management	For	Voted - For
1.7	Director: Susan L. Decker	Management	For	Voted - For
1.8	Director: David S. Gottesman	Management	For	Voted - For
1.9	Director: Charlotte Guyman	Management	For	Voted - For
1.10	Director: Ajit Jain	Management	For	Voted - For
1.11	Director: Thomas S. Murphy	Management	For	Voted - For
1.12	Director: Ronald L. Olson	Management	For	Voted - For
1.13	Director: Walter Scott, Jr.	Management	For	Voted - For
1.14	Director: Meryl B. Witmer	Management	For	Voted - For
2.	Shareholder Proposal Regarding the Reporting of Climate- Related Risks and Opportunities.	Shareholder	Against	Voted - Against
3.	Shareholder Proposal Regarding Diversity and Inclusion Reporting.	Shareholder	Against	Voted - Against
BLACKROCK CORE BOND TRUST
Security ID: 09249E101 Ticker: BHK
Meeting Date: 27-Jul-20 Meeting Type: Annual
1.1	Director: Michael J. Castellano	Management	For	Voted - For
1.2	Director: R. Glenn Hubbard	Management	For	Voted - For
1.3	Director: John M. Perlowski	Management	For	Voted - For
1.4	Director: W. Carl Kester	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

BLACKROCK TAXABLE MUNICIPAL BOND TRUST
Security ID: 09248X100 Ticker: BBN
Meeting Date: 27-Jul-20 Meeting Type: Annual
1.1	Director: Michael J. Castellano	Management	For	Voted - For
1.2	Director: R. Glenn Hubbard	Management	For	Voted - For
1.3	Director: John M. Perlowski	Management	For	Voted - For
1.4	Director: W. Carl Kester	Management	For	Voted - For
BOLLORE
Security ID: F10659260
Meeting Date: 26-May-21 Meeting Type: Mix

The Following Applies to Shareholders That Do Not Hold Shares Directly with A- French Custodian: Proxy Cards: Voting Instructions Will be Forwarded to The- Global Custodians on the Vote Deadline Date. in Capacity As Registered- Intermediary, the Global Custodians Will Sign the Proxy Cards and Forward-them to the Local Custodian. If You Request More Information, Please Contact-your Client Representative.
Non-Voting	Non-Voting

Following Changes in the Format of Proxy Cards for French Meetings, Abstain-is Now A Valid Voting Option. for Any Additional Items Raised at the Meeting-the Voting Option Will Default to 'against', Or for Positions Where the Proxy-card is Not Completed by Broadridge, to the Preference of Your Custodian.
Non-Voting	Non-Voting

26 Mar 2021: Intermediary Clients Only - Please Note That If You Are-classified As an Intermediary Client Under the Shareholder Rights Directive-ii, You Should be Providing the Underlying Shareholder Information at The-vote Instruction Level. If You are Unsure on How to Provide This Level Of- Data to Broadridge Outside of Proxyedge, Please Speak to Your Dedicated-client Service Representative for Assistance and Please Note That If You Hold-crest Depository Interests (cdis) and Participate at This Meeting, You (or-your Crest Sponsored Member/custodian) Will be Required to Instruct A-transfer of the Relevant Cdis to the Escrow Account Specified in The-associated Corporate Event in the Crest System. This Transfer Will Need to Be-completed by the Specified Crest System Deadline. Once This Transfer Has-settled, the Cdis Will be Blocked in the Crest System. the Cdis Will Be-released from Escrow As Soon As Practicable on the Business Day Prior To-meeting Date Unless Otherwise Specified. in Order for A Vote to be Accepted,-the Voted Position Must be Blocked in the Required Escrow Account in The-crest System. by Voting on This Meeting, Your Crest Sponsored- Member/custodian May Use Your Vote Instruction As the Authorization to Take- the Necessary Action Which Will Include Transferring Your Instructed Position-to Escrow. Please Contact Your Crest Sponsored Member/custodian Directly For- Further Information on the Custody Process and Whether Or Not They Require- Separate Instructions from You and Please Note That Shareholder Details Are- Required to Vote at This Meeting. If No Shareholder Details are Provided,-your Instruction May Carry A Heightened Risk of Being Rejected. Thank You
Non-Voting	Non-Voting

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

Please Note That Due to the Current Covid19 Crisis and in Accordance with The- Provisions Adopted by the French Government Under Law No. 2020-1379 Of- November 14, 2020, Extended and Modified by Law No 2020-1614 of December 18,-2020 the General Meeting Will Take Place Behind Closed Doors Without The-physical Presence of the Shareholders. to Comply with These Laws, Please Do-not Submit Any Requests to Attend the Meeting in Person. Should This-situation Change, the Company Encourages All Shareholders to Regularly-consult the Company Website
		Non-Voting		Non-Voting

03 May 2021: Please Note That Important Additional Meeting Information Is-available by Clicking on the Material Url Link:- Https://www.journal- Officiel.gouv.fr/balo/document/202103242100632-36 And-https://www.journal- Officiel.gouv.fr/balo/document/202105032101039-53 And-please Note That This is A Revision Due to Modification of the Text Of-comment and Change in Numbering of Resolutions. If You Have Already Sent In-your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original-instructions. Thank You
		Non-Voting		Non-Voting
1
Approval of the Corporate Financial Statements for the Financial Year Ended 31 December 2020 - Approval of Non-deductible Expenses - Discharges Granted to All Directors for the Financial Year Ended 31 December 2020
		Management	For	Voted - For
2	Approval of the Consolidated Financial Statements for the Financial Year Ended 31 December 2020	Management	For	Voted - For
3	Allocation of Income - Setting of the Dividend	Management	For	Voted - For
4	Approval of the Regulated Agreements and Commitments	Management	For	Voted - For
5	Renewal of the Term of Office of Mr. Dominique Heriard Dubreuil As A Director	Management	For	Voted - For
6	Renewal of the Term of Office of Mr. Alexandre Picciotto As A Director	Management	For	Voted - For
7	Authorisation Granted to the Board of Directors to Acquire the Company's Shares	Management	For	Voted - For
8	Approval of the Information Mentioned in Section L of Article L.22-10-9 of the French Commercial Code As Presented in the Corporate Governance Report - "ex Post" Say on Pay	Management	For	Voted - For
9
Approval of the Fixed, Variable and Exceptional Elements Making Up the Total Remuneration and Benefits of Any Kind Paid During the Past Financial Year Or Awarded During the Same Period to Mr. Cyrille Bollore in His Capacity As Chairman and Chief Executive Officer - "ex Post" Say on Pay
		Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

10	Approval of the Remuneration Policy for Directors Established by the Board of Directors - Ex-ante Voting Procedure	Management	For	Voted - For
11	Approval of the Remuneration Policy for the Chairman and Chief Executive Officer Established by the Board of Directors - Ex Ante Voting Procedure	Management	For	Voted - For
12
Delegation of Authority Granted to the Board of Directors to Increase the Capital by Issuing Common Shares Or Any Transferable Securities Granting Access, Immediately Or in the Future, to the Capital with Retention of the Shareholders' Pre- Emptive Subscription Right
		Management	For	Voted - For
13
Delegation of Authority Granted to the Board of Directors to Increase the Share Capital by Issuing Common Shares to be Paid Up by Capitalisation of Reserves, Profits Or Premiums Or by Increasing the Nominal
		Management	For	Voted - For
14
Delegation of Powers to the Board of Directors in Order to Proceed with A Capital Increase Limited to 10% of the Capital to Remunerate Contributions in Kind of Securities Or Transferable Securities Granting Access to the Capital
		Management	For	Voted - For
15	Delegation of Authority to the Board of Directors in Order to Proceed with A Capital Increase by Issuing Shares Reserved for Employees with Cancellation of the Pre-emptive Subscription Right	Management	For	Voted - For
16	Authorisation Granted to the Board of Directors to Reduce the Capital by Cancelling Shares Previously Repurchased Under A Share Buyback Programme	Management	For	Voted - For
17	Powers to Carry Out Formalities	Management	For	Voted - For
BOLSA MEXICANA DE VALORES SAB DE CV
Security ID: P17330104
Meeting Date: 29-Apr-21 Meeting Type: Annual General Meeting
1.A	Approve Ceo's Report and Board's Opinion on Ceo's Report	Management	For	Voted - For
1.B	Approve Board's Report on Policies and and Accounting Information and Criteria Followed in Preparation of Financial Information	Management	For	Voted - For
1.C	Approve Individual and Consolidated Financial Statements	Management	For	Voted - For
1.D	Approve Report of Audit Committee and Corporate Practices Committees	Management	For	Voted - For
1.E	Approve Report of Statutory Auditors	Management	For	Voted - For
1.F	Approve Report on Activities of Company Listing and Regulatory Committees	Management	For	Voted - For
1.G	Accept Report on Compliance with Fiscal Obligations	Management	For	Voted - For
2	Approve Allocation of Income	Management	For	Voted - For
3	Approve Cash Dividends of Mxn 2.02 Per Share	Management	For	Voted - For
4	Elect of Ratify Principal and Alternate Members of Board, Statutory Auditors, Chairman of Audit and Corporate Practices Committee, Verify Independence Classification of Board Members	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5	Approve Remuneration of Principal and Alternate Members of Board and Statutory Auditors, Approve Remuneration of Members of Audit and Corporate Practices Committees	Management	For	Voted - For
6	Approve Report of Policies Related to Repurchase of Shares	Management	For	Voted - For
7	Set Maximum Amount of Share Repurchase Reserve	Management	For	Voted - For
8	Authorize Board to Ratify and Execute Approved Resolutions	Management	For	Voted - For

Please Note That This is an Amendment to Meeting Id 549172 Due to Receipt Of-updated Agenda. All Votes Received on the Previous Meeting Will Be-disregarded If Vote Deadline Extensions are Granted. Therefore Please-reinstruct on This Meeting Notice on the New Job. If However Vote Deadline-extensions are Not Granted in the Market, This Meeting Will be Closed And-your Vote Intentions on the Original Meeting Will be Applicable. Please-ensure Voting is Submitted Prior to Cutoff on the Original Meeting, and As-soon As Possible on This New Amended Meeting. Thank You.
		Non-Voting		Non-Voting
BROOKFIELD ASSET MANAGEMENT INC.
Security ID: 112585104 Ticker: BAM
Meeting Date: 11-Jun-21 Meeting Type: Annual
11	Director: M. Elyse Allan	Management	For	Voted - For
12	Director: Angela F. Braly	Management	For	Voted - For
13	Director: Janice Fukakusa	Management	For	Voted - For
14	Director: Maureen Kempston Darkes	Management	For	Voted - For
15	Director: Frank J. Mckenna	Management	For	Voted - For
16	Director: Hutham S. Olayan	Management	For	Voted - For
17	Director: Seek Ngee Huat	Management	For	Voted - For
18	Director: Diana L. Taylor	Management	For	Voted - For
2	The Appointment of Deloitte LLP As the External Auditor and Authorizing the Directors to Set Its Remuneration.	Management	For	Voted - For
3	The Say on Pay Resolution Set Out in the Corporation's Management Information Circular Dated April 30, 2021 (the "circular").	Management	For	Voted - For
COLONY CAPITAL INC
Security ID: 19626G108 Ticker: CLNY
Meeting Date: 04-May-21 Meeting Type: Annual
1A.	Election of Director Term Expiring at the 2022 Annual Meeting: Sháka Rasheed	Management	For	Voted - For
1B.	Election of Director Term Expiring at the 2022 Annual Meeting: J. Braxton Carter	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1C.	Election of Director Term Expiring at the 2022 Annual Meeting: Gregory J. Mccray	Management	For	Voted - For
1D.	Election of Director Term Expiring at the 2022 Annual Meeting: Jeannie H. Diefenderfer	Management	For	Voted - For
1E.	Election of Director Term Expiring at the 2022 Annual Meeting: Marc C. Ganzi	Management	For	Voted - For
1F.	Election of Director Term Expiring at the 2022 Annual Meeting: Dale Anne Reiss	Management	For	Voted - For
1G.	Election of Director Term Expiring at the 2022 Annual Meeting: Jon A. Fosheim	Management	For	Voted - For
1H.	Election of Director Term Expiring at the 2022 Annual Meeting: Nancy A. Curtin	Management	For	Voted - For
1I.	Election of Director Term Expiring at the 2022 Annual Meeting: Thomas J. Barrack, Jr.	Management	For	Voted - For
1J.	Election of Director Term Expiring at the 2022 Annual Meeting: John L. Steffens	Management	For	Voted - For
2.	Approval of an Advisory Proposal Regarding the Compensation Paid to Colony Capital, Inc.'s Named Executive Officers.	Management	For	Voted - For
3.	Ratification of the Appointment of Ernst & Young LLP As Independent Public Auditor for the Fiscal Year Ending December 31, 2021.	Management	For	Voted - For
COLONY CREDIT REAL ESTATE, INC.
Security ID: 19625T101 Ticker: CLNC
Meeting Date: 05-May-21 Meeting Type: Annual
1A.	Election of Director to Serve One Year Term Expiring at the 2022: Catherine D. Rice	Management	For	Voted - For
1B.	Election of Director to Serve One Year Term Expiring at the 2022: Vernon B. Schwartz	Management	For	Voted - For
1C.	Election of Director to Serve One Year Term Expiring at the 2022: John E. Westerfield	Management	For	Voted - For
1D.	Election of Director to Serve One Year Term Expiring at the 2022: Winston W. Wilson	Management	For	Voted - For
1E.	Election of Director to Serve One Year Term Expiring at the 2022: Michael J. Mazzei	Management	For	Voted - For
2.	Approval of an Advisory Proposal Regarding the Compensation Paid to Colony Credit Real Estate, Inc.'s Named Executive Officers (the "say on Pay" Proposal).	Management	For	Voted - For
3.	Ratification of the Appointment of Ernst & Young LLP As Independent Public Auditor for the Fiscal Year Ending December 31, 2021.	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

COMPAGNIE DU CAMBODGE
Security ID: F13272129
Meeting Date: 03-Jun-21 Meeting Type: Mix

The Following Applies to Shareholders That Do Not Hold Shares Directly with A- French Custodian: Proxy Cards: Voting Instructions Will be Forwarded to The- Global Custodians on the Vote Deadline Date. in Capacity As Registered- Intermediary, the Global Custodians Will Sign the Proxy Cards and Forward-them to the Local Custodian. If You Request More Information, Please Contact-your Client Representative.
	Non-Voting	Non-Voting

Following Changes in the Format of Proxy Cards for French Meetings, Abstain-is Now A Valid Voting Option. for Any Additional Items Raised at the Meeting-the Voting Option Will Default to 'against', Or for Positions Where the Proxy-card is Not Completed by Broadridge, to the Preference of Your Custodian.
	Non-Voting	Non-Voting
Please Note That Shareholder Details are Required to Vote at This Meeting. If-no Shareholder Details are Provided, Your Instruction May Carry A Heightened-risk of Being Rejected. Thank You	Non-Voting	Non-Voting

Please Note That Due to the Current Covid19 Crisis and in Accordance with The- Provisions Adopted by the French Government Under Law No. 2020-1379 Of- November 14, 2020, Extended and Modified by Law No 2020-1614 of December 18,-2020 the General Meeting Will Take Place Behind Closed Doors Without The-physical Presence of the Shareholders. to Comply with These Laws, Please Do-not Submit Any Requests to Attend the Meeting in Person. Should This-situation Change, the Company Encourages All Shareholders to Regularly-consult the Company Website
	Non-Voting	Non-Voting

10 May 2021: Please Note That Important Additional Meeting Information Is-available by Clicking on the Material Url Link:- Https://www.journal- Officiel.gouv.fr/balo/document/202104072100805-42 And-https://www.journal- Officiel.gouv.fr/balo/document/202105102101422-56 And-please Note That This is A Revision Due to Receipt of Updated Balo Link. If-you Have Already Sent in Your Votes, Please Do Not Vote Again Unless You-decide to Amend Your Original Instructions. Thank You
	Non-Voting	Non-Voting

Intermediary Clients Only - Please Note That If You are Classified As An- Intermediary Client Under the Shareholder Rights Directive II, You Should Be-providing the Underlying Shareholder Information at the Vote Instruction-level. If You are Unsure on How to Provide This Level of Data to Broadridge-outside of Proxyedge, Please Speak to Your Dedicated Client Service-representative for Assistance. Thank You.
	Non-Voting	Non-Voting

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1	Approval of the Corporate Financial Statements for the Financial Year Ended 31 December 2020 - Discharge Granted to All Members of the Management Board	Management	For	Voted - For
2	Approval of the Consolidated Financial Statements for the Financial Year Ended 31 December 2020	Management	For	Voted - For
3	Allocation of Income for the Financial Year - Setting of the Dividend	Management	For	Voted - For
4	Approval of the Regulated Agreements and Commitments	Management	For	Voted - For
5	Renewal of the Term of Office of Cedric De Bailliencourt As Member of the Supervisory Board	Management	For	Voted - For
6	Renewal of the Term of Office of Hubert Fabri As Member of the Supervisory Board	Management	For	Voted - For
7	Renewal of the Term of Office of Bollore Participations Se As Member of the Supervisory Board	Management	For	Voted - For
8	Renewal of the Term of Office of Jean- Philippe Hottinguer As Member of the Supervisory Board	Management	For	Voted - For
9	Renewal of the Term of Office of Plantations Des Terres Rouges As Member of the Supervisory Board	Management	For	Voted - For
10
Approval of the Information Referred to in Section I of Article L.22-10-9, of the French Commercial Code on the Basis of Article L.22-10-20 of the Same Code, As Presented in the Corporate Governance Report - Say on Pay ( Ex Post )
		Management	For	Voted - For
11	Approval of the Compensation Policy for Members of the Supervisory Board Established by the Supervisory Board - (ex Ante ) Voting Procedure	Management	For	Voted - For
12
Delegation of Authority Granted to the Management Board to Increase the Capital by Issuance of Common Shares Or Any Transferable Securities Granting Access to the Capital Immediately Or in the Future, with Retention of the Pre-emptive Subscription Right
		Management	For	Voted - For
13
Delegation of Authority Granted to the Management Board to Proceed with A Capital Increase by Issuing Common Shares to be Paid Up by Incorporation of Reserves, Profits Or Premiums Or by Increasing the Par Value
		Management	For	Voted - For
14
Delegation of Power Granted to the Management Board to Proceed with A Capital Increase Limited at 10% of the Capital to Remunerate Contributions of Securities Or Transferable Securities Granting Access to the Capital
		Management	For	Voted - For
15	Cancellation of Double Voting Rights and Correlative Amendment to Article 22 of the Bylaws	Management	For	Voted - For
16	Powers to Carry Out Formalities	Management	For	Voted - For
CTT-CORREIOS DE PORTUGAL S.A.
Security ID: X1R05J122
Meeting Date: 21-Apr-21 Meeting Type: Annual General Meeting

Please Note That Voting in Portuguese Meetings Requires the Disclosure Of- Beneficial Owner Information, Through Declarations of Participation And-voting. Broadridge Will Disclose the Beneficial Owner Information for Your-voted Accounts. Additionally, Portuguese Law Does Not Permit Beneficial-owners to Vote Inconsistently Across Their Holdings. Opposing Votes May Be-rejected by the Company Holding This Meeting. Please Contact Your Client-service Representative for Further Details.
Non-Voting	Non-Voting

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

	Please Note That Shareholder Details are Required to Vote at This Meeting. If-no Shareholder Details are Provided, Your Instruction May Carry A Heightened-risk of Being Rejected. Thank You	Non-Voting		Non-Voting
1
To Resolve on the 2020 Financial Statements, Including the Management Report, the Individual and Consolidated Accounts, the Corporate Governance Report (that Includes the Report on Remuneration), Non-financial Information, Including Sustainability, and Other Corporate, Supervisory and Audit Information Documents, Which Form the Integrated Report
		Management	For	Voted - For
2	To Resolve on the Profit Allocation Proposal for the 2020 Financial Year	Management	For	Voted - For
3	To Generally Appraise the Company's Management and Supervision	Management	For	Voted - For
4
Resolve on the Approval of the Remuneration Policy of the Members of the Company's Management and Supervisory Bodies, Including the Stock Options Plan on Ctt Shares to be Awarded to Executive Directors
		Management	For	Voted - For
5	To Resolve on the Granting of Authorization to the Board of Directors for the Acquisition and Transfer of Own Shares by the Company and Its Subsidiaries	Management	For	Voted - For

"intermediary Clients Only - Please Note That If You are Classified As An- Intermediary Client Under the Shareholder Rights Directive II, You Should Be-providing the Underlying Shareholder Information at the Vote Instruction-level. If You are Unsure on How to Provide This Level of Data to Broadridge-outside of Proxyedge, Please Speak to Your Dedicated Client Service-representative for Assistance"
		Non-Voting		Non-Voting
DOUBLELINE INCOME SOLUTIONS FUND
Security ID: 258622109 Ticker: DSL
Meeting Date: 17-Feb-21 Meeting Type: Annual
1.1	Director: Raymond B. Woolson	Management	For	Voted - For
1.2	Director: Ronald R. Redell	Management	For	Voted - For
DOUBLELINE OPPORTUNISTIC CREDIT FUND
Security ID: 258623107 Ticker: DBL
Meeting Date: 17-Feb-21 Meeting Type: Annual
1.1	Director: Raymond B. Woolson	Management	For	Voted - For
1.2	Director: Ronald R. Redell	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

EQUITY COMMONWEALTH
Security ID: 294628102 Ticker: EQC
Meeting Date: 23-Jun-21 Meeting Type: Annual
1.1	Director: Sam Zell	Management	For	Voted - For
1.2	Director: Ellen-blair Chube	Management	For	Voted - For
1.3	Director: Martin L. Edelman	Management	For	Voted - For
1.4	Director: David A. Helfand	Management	For	Voted - For
1.5	Director: Peter Linneman	Management	For	Voted - For
1.6	Director: Mary Jane Robertson	Management	For	Voted - For
1.7	Director: Gerald A. Spector	Management	For	Voted - For
1.8	Director: James A. Star	Management	For	Voted - For
2.	To Approve, on A Non-binding Advisory Basis, the Compensation of our Named Executive Officers.	Management	For	Voted - For
3.	To Ratify the Appointment of Ernst & Young LLP As our Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2021.	Management	For	Voted - For
EQUITY LIFESTYLE PROPERTIES, INC.
Security ID: 29472R108 Ticker: ELS
Meeting Date: 27-Apr-21 Meeting Type: Annual
1.1	Director: Andrew Berkenfield	Management	For	Voted - For
1.2	Director: Derrick Burks	Management	For	Voted - For
1.3	Director: Philip Calian	Management	For	Voted - For
1.4	Director: David Contis	Management	For	Voted - For
1.5	Director: Constance Freedman	Management	For	Voted - For
1.6	Director: Thomas Heneghan	Management	For	Voted - For
1.7	Director: Marguerite Nader	Management	For	Voted - For
1.8	Director: Scott Peppet	Management	For	Voted - For
1.9	Director: Sheli Rosenberg	Management	For	Voted - For
1.10	Director: Samuel Zell	Management	For	Voted - For
2.	Ratification of the Selection of Ernst & Young LLP As the Company's Independent Registered Public Accounting Firm for 2021.	Management	For	Voted - For
3.	Approval on A Non-binding, Advisory Basis of our Executive Compensation As Disclosed in the Proxy Statement.	Management	For	Voted - For
EXOR N.V.
Security ID: N3140A107
Meeting Date: 27-May-21 Meeting Type: Annual General Meeting
Please Note That Beneficial Owner Details is Required for This Meeting. If No- Beneficial Owner Details is Provided, Your Instruction May be Rejected. Thank-you.	Non-Voting	Non-Voting

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

	Please Note That Shareholder Details are Required to Vote at This Meeting. If-no Shareholder Details are Provided, Your Instruction May Carry A Heightened-risk of Being Rejected. Thank You	Non-Voting		Non-Voting
1	Opening	Non-Voting		Non-Voting
2.A	2020 Annual Report	Non-Voting		Non-Voting
2.B	Remuneration Report (advisory Vote)	Management	For	Voted - For
2.C	Adoption 2020 Annual Accounts	Management	For	Voted - For
2.D	Explanation of the Policy on Dividends	Non-Voting		Non-Voting
2.E	Dividend Distribution	Management	For	Voted - For
3.A	Appointment Ernst & Young Accountants LLP As Independent External Auditor Charged with the Auditing of the Annual Accounts for the Financial Year 2021	Management	For	Voted - For
4.A	Release from Liability of the Executive Directors	Management	For	Voted - For
4.B	Release from Liability of the Non-executive Directors	Management	For	Voted - For
5.A	Appointment of Mr. A. Banga As Non- Executive Director	Management	For	Voted - For
6.A	The Authorization of the Board of Directors to Repurchase Shares	Management	For	Voted - For
6.B	The Authorization of the Board of Directors to Cancel Repurchased Shares	Management	For	Voted - For
6.C	The Authorization of the Board of Directors to Issue Ordinary Shares	Management	For	Voted - For
6.D	The Authorization of the Board of Directors to Limit Or Exclude Pre-emptive Rights	Management	For	Voted - For
6.E	The Authorization of the Board of Directors to Issue Special Voting Shares A	Management	For	Voted - For
7	Close of Meeting	Non-Voting		Non-Voting

21 Apr 2021: Intermediary Clients Only - Please Note That If You Are-classified As an Intermediary Client Under the Shareholder Rights Directive-ii, You Should be Providing the Underlying Shareholder Information at The-vote Instruction Level. If You are Unsure on How to Provide This Level Of- Data to Broadridge Outside of Proxyedge, Please Speak to Your Dedicated-client Service Representative for Assistance
		Non-Voting		Non-Voting

21 Apr 2021: Please Note That This is A Revision Due to Addition of Comment.-if You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You-decide to Amend Your Original Instructions. Thank You
		Non-Voting		Non-Voting
FINANCIERE DE L'ODET SE
Security ID: F36215105
Meeting Date: 26-May-21 Meeting Type: Mix

The Following Applies to Shareholders That Do Not Hold Shares Directly with A- French Custodian: Proxy Cards: Voting Instructions Will be Forwarded to The- Global Custodians on the Vote Deadline Date. in Capacity As Registered- Intermediary, the Global Custodians Will Sign the Proxy Cards and Forward-them to the Local Custodian. If You Request More Information, Please Contact-your Client Representative.
Non-Voting	Non-Voting

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

Following Changes in the Format of Proxy Cards for French Meetings, Abstain-is Now A Valid Voting Option. for Any Additional Items Raised at the Meeting-the Voting Option Will Default to 'against', Or for Positions Where the Proxy-card is Not Completed by Broadridge, to the Preference of Your Custodian.
Non-Voting	Non-Voting

26 Mar 2021: Intermediary Clients Only - Please Note That If You Are-classified As an Intermediary Client Under the Shareholder Rights Directive-ii, You Should be Providing the Underlying Shareholder Information at The-vote Instruction Level. If You are Unsure on How to Provide This Level Of- Data to Broadridge Outside of Proxyedge, Please Speak to Your Dedicated-client Service Representative for Assistance and Please Note That If You Hold-crest Depository Interests (cdis) and Participate at This Meeting, You (or-your Crest Sponsored Member/custodian) Will be Required to Instruct A-transfer of the Relevant Cdis to the Escrow Account Specified in The-associated Corporate Event in the Crest System. This Transfer Will Need to Be-completed by the Specified Crest System Deadline. Once This Transfer Has-settled, the Cdis Will be Blocked in the Crest System. the Cdis Will Be-released from Escrow As Soon As Practicable on the Business Day Prior To-meeting Date Unless Otherwise Specified. in Order for A Vote to be Accepted,-the Voted Position Must be Blocked in the Required Escrow Account in The-crest System. by Voting on This Meeting, Your Crest Sponsored- Member/custodian May Use Your Vote Instruction As the Authorization to Take- the Necessary Action Which Will Include Transferring Your Instructed Position-to Escrow. Please Contact Your Crest Sponsored Member/custodian Directly For- Further Information on the Custody Process and Whether Or Not They Require- Separate Instructions from You and Please Note That Shareholder Details Are- Required to Vote at This Meeting. If No Shareholder Details are Provided,-your Instruction May Carry A Heightened Risk of Being Rejected. Thank You
Non-Voting	Non-Voting

Please Note That Due to the Current Covid19 Crisis and in Accordance with The- Provisions Adopted by the French Government Under Law No. 2020-1379 Of- November 14, 2020, Extended and Modified by Law No 2020-1614 of December 18,-2020 the General Meeting Will Take Place Behind Closed Doors Without The-physical Presence of the Shareholders. to Comply with These Laws, Please Do-not Submit Any Requests to Attend the Meeting in Person. Should This-situation Change, the Company Encourages All Shareholders to Regularly-consult the Company Website
Non-Voting	Non-Voting

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

03 May 2021: Please Note That Important Additional Meeting Information Is-available by Clicking on the Material Url Link:- Https://www.journal- Officiel.gouv.fr/balo/document/202103242100634-36; And-https://www.journal- Officiel.gouv.fr/balo/document/202105032101019-53 Please-note That This is A Revision Due to Modification of the Text of Comment And- Change in Numbering of Resolutions. If You Have Already Sent in Your Votes,-please Do Not Vote Again Unless You Decide to Amend Your Original-instructions. Thank You
		Non-Voting		Non-Voting
1	Approval of the Corporate Financial Statements for the Financial Year 2020 - Discharge Granted to All Directors for the Financial Year Ended 31 December 2020	Management	For	Voted - For
2	Approval of the Consolidated Financial Statements for the Financial Year 2020	Management	For	Voted - For
3	Allocation of Income - Distribution of the Dividends for the Three Previous Years	Management	For	Voted - For
4	Approval of the Regulated Agreements and Commitments	Management	For	Voted - For
5	Authorisation Granted to the Board of Directors to Acquire the Company's Shares	Management	For	Voted - For
6	Approval of the Information Mentioned in Article L.22-10-9 I of the French Commercial Code As Presented in the Corporate Governance Report - "ex Post" Say on Pay	Management	For	Voted - For
7
Approval of the Fixed, Variable and Exceptional Elements Making Up the Total Compensation and Benefits of Any Kind Paid During the Last Financial Year Or Awarded During the Same Period to Vincent Bollore for the Performance of His Term of Office As Chairman and Chief Executive Officer - "ex-post" Say on Pay
		Management	For	Voted - For
8	Approval of the Compensation Policy for Directors Established by the Board of Directors - Ex-ante Voting Procedure	Management	For	Voted - For
9	Approval of the Compensation Policy of the Chairman and Chief Executive Officer Established by the Board of Directors - Ex Ante Voting Procedure	Management	For	Voted - For
10	Change of the Corporate Name and Correlative Statutory Amendment	Management	For	Voted - For
11
Delegation of Authority Granted to the Board of Directors in Order to Increase the Capital by Issuing Common Shares Or Any Transferable Securities Granting Immediate Or Future Access to the Capital with Retention of the Shareholders' Pre- Emptive Subscription Right
		Management	For	Voted - For
12
Delegation of Authority Granted to the Board of Directors in Order to Increase the Share Capital by Issuing Common Shares to be Paid Up by Capitalisation of Reserves, Profits Or Premiums Or by Increasing the Nominal Value
		Management	For	Voted - For
13
Delegation of Powers Granted to the Board of Directors in Order to Proceed with A Capital Increase Limited to 10% of the Capital to Compensate Contributions of Securities Or Transferable Securities Granting Access to the Capital
		Management	For	Voted - For
14	Delegation of Authority Granted to the Board of Directors in Order to Proceed with A Capital Increase by Issuing Shares Reserved for Employees with Cancellation of the Pre-emptive Subscription Right	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

15	Authorisation Granted to the Board of Directors to Reduce the Capital by Cancelling Shares Previously Repurchased Under A Share Buyback Programme	Management	For	Voted - For
16
Authorisation Granted to the Board of Directors to Proceed with the Free Allocation of Existing Shares Or Shares to be Issued by the Company for the Benefit of the Corporate Officers and Employees of the Company and of Related Companies
		Management	For	Voted - For
17	Authorisation Granted to the Board of Directors to Grant Options to Subscribe for Or Purchase Shares to Employees and Corporate Officers of the Company and Its Related Companies	Management	For	Voted - For
18	Powers to Carry Out Formalities	Management	For	Voted - For
FINANCIERE MONCEY SA
Security ID: F37044116
Meeting Date: 03-Jun-21 Meeting Type: Mix

The Following Applies to Shareholders That Do Not Hold Shares Directly with A- French Custodian: Proxy Cards: Voting Instructions Will be Forwarded to The- Global Custodians on the Vote Deadline Date. in Capacity As Registered- Intermediary, the Global Custodians Will Sign the Proxy Cards and Forward-them to the Local Custodian. If You Request More Information, Please Contact-your Client Representative.
		Non-Voting		Non-Voting

Following Changes in the Format of Proxy Cards for French Meetings, Abstain-is Now A Valid Voting Option. for Any Additional Items Raised at the Meeting-the Voting Option Will Default to 'against', Or for Positions Where the Proxy-card is Not Completed by Broadridge, to the Preference of Your Custodian.
		Non-Voting		Non-Voting
	Please Note That Shareholder Details are Required to Vote at This Meeting. If-no Shareholder Details are Provided, Your Instruction May Carry A Heightened-risk of Being Rejected. Thank You	Non-Voting		Non-Voting

Please Note That Due to the Current Covid19 Crisis and in Accordance with The- Provisions Adopted by the French Government Under Law No. 2020-1379 Of- November 14, 2020, Extended and Modified by Law No 2020-1614 of December 18,-2020 the General Meeting Will Take Place Behind Closed Doors Without The-physical Presence of the Shareholders. to Comply with These Laws, Please Do-not Submit Any Requests to Attend the Meeting in Person. Should This-situation Change, the Company Encourages All Shareholders to Regularly-consult the Company Website
		Non-Voting		Non-Voting
1
The Shareholders' Meeting, After Having Reviewed the Reports of the Board of Directors and the Auditors, Approves the Company's Financial Statements for the Fiscal Year That Ended in 2020, As Presented to the Meeting. the Shareholders' Meeting Gives Permanent Discharge to the Directors for the Performance of Their Duties During Said Fiscal Year
		Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2
The Shareholders' Meeting, After Having Reviewed the Reports of the Board of Directors and the Auditors, Approves the Consolidated Financial Statements for Said Fiscal Year, As Presented to the Meeting, Showing Net Earnings Amounting to Eur 18,300,000.00 (group Share)
		Management	For	Voted - For
3
The Shareholders' Meeting Approves the Recommendations of the Board of Directors and Resolves to Allocate the Earnings for the Year As Follows: Origin Earnings: Eur 4,032,357.50 Retained Earnings: Eur 9,652,665.48 Distributable Income: Eur 13,685,022.98 Allocation Dividends: Eur 4,023,162.00 Retained Earnings: Eur 9,661,860.98 the Shareholders Will be Granted A Dividend of Eur 22.00 Per Share with A Nominal Value of Eur 23.00. This Dividend Will be Paid on June 14th 2021. As Required by Law, It is Reminded That, for the Last Three Financial Years, the Dividends Were Paid As Follows: Eur 4.02 Per Share for Fiscal Year 2019 and 2018, Eur 8.05 Per Share for Fiscal Year 2017
		Management	For	Voted - For
4
The Shareholders' Meeting, After Reviewing the Special Report of the Auditors on Agreements Governed by Article L.225-38 of the French Commercial Code, Duly Records That No New Agreement Has Entered Into During Said Fiscal Year
		Management	For	Voted - For
5
The Shareholders' Meeting Renews the Appointment of Mr. Olivier Roussel As Director for A 3-year Period, I.e. Until the Shareholders' Meeting Called to Rule on the Financial Statements for the 2023 Fiscal Year
		Management	For	Voted - For
6	The Shareholders' Meeting Approves the Information Referred to in Article L.22-10-9 of the French Commercial Code	Management	For	Voted - For
7	The Shareholders' Meeting Approves the Compensation Policy Applicable to the Directors	Management	For	Voted - For
8
The Shareholders' Meeting Delegates to the Board of Directors the Necessary Powers to Increase the Capital, on One Or More Occasions, in France Or Abroad, by A Maximum Nominal Amount of Eur 1,400,000.00 (share Premium Excluded), by Issuance of Company's Ordinary Shares Or Any Securities Giving Access to Company's Ordinary Shares, with Preferential Subscription Rights Maintained. the Maximum Nominal Amount of Debt Securities Giving Access to the Share Capital Which May be Issued Shall Not Exceed Eur 200,000,000.00. This Authorisation is Granted for A 26-month Period and Supersedes Any and All Earlier Delegations to the Same Effect. the Shareholders' Meeting Delegates All Powers to the Board of Directors to Take All Necessary Measures and Accomplish All Necessary Formalities
		Management	For	Voted - For
9
The Shareholders' Meeting Delegates to the Board of Directors All Powers in Order to Increase the Share Capital, in One Or More Occasions and at Its Sole Discretion, Up to A Maximum Nominal Amount of Eur 1,400,000.00, by Issuance of New Ordinary Shares to be Subscribed by Way of Capitalizing Reserves, Profits, Premiums Or Other Means, Or by Raising the Par Value of Shares Composing the Share Capital, Or by A Combination of Both Methods. This Amount Shall Count Against the Overall Value Set Forth in Previous Resolution. This Authorisation is Given for A 26-month Period and Supersedes Any and All Earlier Delegations to the Same Effect. the Shareholders' Meeting Delegates All Powers to the Board of Directors to Take All Necessary Measures and Accomplish All Necessary Formalities
		Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

10
The Shareholders' Meeting Delegates All Powers to the Board of Directors to Increase the Share Capital, Up to 10 Percent of the Share Capital, in Consideration for the Contributions in Kind Granted to the Company and Composed of Capital Securities Or Securities Giving Access to Share Capital. This Authorisation is Granted for A 26-month Period. the Shareholders' Meeting Delegates All Powers to the Board of Directors to Take All Necessary Measures and Accomplish All Necessary Formalities
		Management	For	Voted - For
11	The Shareholders' Meeting Decides the Deletion of Double Voting Rights Attached to Shares and Consequently to Amend the Article Number 21: 'shareholders' Meeting - General Provisions' of the Bylaws	Management	For	Voted - For
12
The Shareholders' Meeting Resolves to Bring the Articles of the Bylaws Into Conformity with the Legal and Regulatory Provisions of the Pact Law of May 22nd 2019 and the Modifications of the French Commercial Code, and Consequently to Amend the Article Number 22: 'ordinary Shareholders' Meeting' of the Bylaws
		Management	For	Voted - For
13
The Shareholders' Meeting Resolves to Bring the Articles of the Bylaws Into Conformity with the Legal and Regulatory Provisions of the French Commercial Code Following Its Modifications, and Consequently to Amend the Article Number 23: 'extraordinary Shareholders' Meeting' of the Bylaws
		Management	For	Voted - For
14
The Shareholders' Meeting Grants Full Powers to the Bearer of an Original, A Copy Or Extract of the Minutes of This Meeting to Carry Out All Filings, Publications and Other Formalities Prescribed by Law
		Management	For	Voted - For

10 May 2021: Please Note That Important Additional Meeting Information Is-available by Clicking on the Material Url Link:- Https://www.journal- Officiel.gouv.fr/balo/document/202104072100807-42 And-https://www.journal- Officiel.gouv.fr/balo/document/202105102101423-56 And-please Note That This is A Revision Due to Receipt of Updated Balo Link. If-you Have Already Sent in Your Votes, Please Do Not Vote Again Unless You-decide to Amend Your Original Instructions. Thank You
		Non-Voting		Non-Voting

Intermediary Clients Only - Please Note That If You are Classified As An- Intermediary Client Under the Shareholder Rights Directive II, You Should Be-providing the Underlying Shareholder Information at the Vote Instruction-level. If You are Unsure on How to Provide This Level of Data to Broadridge-outside of Proxyedge, Please Speak to Your Dedicated Client Service-representative for Assistance
		Non-Voting		Non-Voting

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

GABELLI DIVIDEND & INCOME TRUST
Security ID: 36242H708 Ticker: GDVPRG
Meeting Date: 10-May-21 Meeting Type: Annual
1.1	Director: Elizabeth Bogan	Management	For	Voted - For
1.2	Director: Agnes Mullady	Management	For	Voted - For
1.3	Director: Salvatore M. Salibello	Management	For	Voted - For
1.4	Director: James P. Conn	Management	For	Voted - For
GCI LIBERTY, INC.
Security ID: 36164V305 Ticker: GLIBA
Meeting Date: 15-Dec-20 Meeting Type: Special
1.
A Proposal to Approve the Adoption of the Agreement and Plan of Merger, Dated August 6, 2020 (as May be Amended from Time to Time), by and Among Liberty Broadband Corporation, Gci Liberty, Inc., Grizzly Merger Sub 1, Llc and Grizzly Merger Sub 2, Inc.
	Management	For	Voted - For
2.
A Proposal to Approve the Adjournment of the Gci Liberty, Inc. Special Meeting from Time to Time to Solicit Additional Proxies in Favor of Proposal 1 If There are Insufficient Votes at the Time of Such Adjournment to Approve That Proposal Or If Otherwise Determined by the Chairperson of the Meeting to be Necessary Or Appropriate.
	Management	For	Voted - For
GUGGENHEIM FUNDS
Security ID: 401664107 Ticker: GBAB
Meeting Date: 08-Apr-21 Meeting Type: Annual
1A.	Election of Class II Director for Term Ending 2024: Thomas F. Lydon, Jr.	Management	For	Voted - For
1B.	Election of Class II Director for Term Ending 2024: Ronald A. Nyberg	Management	For	Voted - For
INTEL CORPORATION
Security ID: 458140100 Ticker: INTC
Meeting Date: 13-May-21 Meeting Type: Annual
1A.	Election of Director: Patrick P. Gelsinger	Management	For	Voted - For
1B.	Election of Director: James J. Goetz	Management	For	Voted - For
1C.	Election of Director: Alyssa Henry	Management	For	Voted - For
1D.	Election of Director: Omar Ishrak	Management	For	Voted - For
1E.	Election of Director: Risa Lavizzo-mourey	Management	For	Voted - For
1F.	Election of Director: Tsu-jae King Liu	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1G.	Election of Director: Gregory D. Smith	Management	For	Voted - For
1H.	Election of Director: Dion J. Weisler	Management	For	Voted - For
1I.	Election of Director: Frank D. Yeary	Management	For	Voted - For
2.	Ratification of Selection of Ernst & Young LLP As our Independent Registered Public Accounting Firm for 2021.	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation of our Listed Officers.	Management	For	Voted - For
4.	Stockholder Proposal on Whether to Allow Stockholders to Act by Written Consent, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
5.	Stockholder Proposal Requesting A Report on Median Pay Gaps Across Race and Gender, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
6.	Stockholder Proposal Requesting A Report on Whether Written Policies Or Unwritten Norms at the Company Reinforce Racism in Company Culture, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
KEWEENAW LAND ASSOCIATION, LIMITED
Security ID: 493026108 Ticker: KEWL
Meeting Date: 10-May-21 Meeting Type: Annual
1.1	Director: John D. Enlow, Sr.	Management	For	Voted - For
1.2	Director: Peter C. Madden	Management	For	Voted - For
1.3	Director: James A. Mai	Management	For	Voted - For
1.4	Director: Eric H. Speron	Management	For	Voted - For
1.5	Director: Steven Winch	Management	For	Voted - For
2.	Ratification of the Appointment of Grant Thornton LLP As the Company's Independent Registered Public Accounting Firm for the Year Ending December 31, 2021.	Management	For	Voted - For
LAACO, LTD.
Security ID: 505346106 Ticker: LAACZ
Meeting Date: 19-Apr-21 Meeting Type: Annual
1.1	Director: William F. Fairbanks	Management	For	Voted - For
1.2	Director: Adam M. Handler	Management	For	Voted - For
1.3	Director: William A. Rogers	Management	For	Voted - For
LIBERTY GLOBAL PLC
Security ID: G5480U104 Ticker: LBTYA
Meeting Date: 16-Jun-21 Meeting Type: Annual
O1	Elect Michael T. Fries As A Director of Liberty Global for A Term Expiring at the Annual General Meeting to be Held in 2024 Or Until A Successor in Interest is Appointed.	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

O2	Elect Paul A. Gould As A Director of Liberty Global for A Term Expiring at the Annual General Meeting to be Held in 2024 Or Until A Successor in Interest is Appointed.	Management	For	Voted - For
O3	Elect John C. Malone As A Director of Liberty Global for A Term Expiring at the Annual General Meeting to be Held in 2024 Or Until A Successor in Interest is Appointed.	Management	For	Voted - For
O4	Elect Larry E. Romrell As A Director of Liberty Global for A Term Expiring at the Annual General Meeting to be Held in 2024 Or Until A Successor in Interest is Appointed.	Management	For	Voted - For
O5
Approve, on an Advisory Basis, the Annual Report on the Implementation of the Directors' Compensation Policy for the Year Ended December 31, 2020, Contained in Appendix A of the Proxy Statement (in Accordance with Requirements Applicable to U.k. Companies).
		Management	For	Voted - For
O6	Ratify the Appointment of KPMG LLP (u.s.) As Liberty Global's Independent Auditor for the Year Ending December 31, 2021.	Management	For	Voted - For
O7
Appoint KPMG LLP (u.k.) As Liberty Global's U.k. Statutory Auditor Under the U.k. Companies Act 2006 (the Companies Act) (to Hold Office Until the Conclusion of the Next Annual General Meeting at Which Accounts are Laid Before Liberty Global).
		Management	For	Voted - For
O8	Authorize the Audit Committee of Liberty Global's Board of Directors to Determine the U.k. Statutory Auditor's Compensation.	Management	For	Voted - For
S9
Authorize Liberty Global's Board of Directors in Accordance with Section 570 of the Companies Act to Allot Equity Securities (as Defined in Section 560 of the Companies Act) for Cash Pursuant to the Authority Conferred Under Section 551 of the Companies Act by Resolution 10 Passed at the Annual General Meeting of Liberty Global Held on June 11, 2019, Without the Rights of Preemption Provided by Section 561 of the Companies Act.
		Management	For	Voted - For
O10
Authorize Liberty Global and Its Subsidiaries to Make Political Donations to Political Parties, Independent Election Candidates And/or Political Organizations Other Than Political Parties And/or Incur Political Expenditures of Up to $1,000,000 Under the Companies Act.
		Management	For	Voted - For
O11
Approve the Form Agreements and Counterparties Pursuant to Which Liberty Global May Conduct the Purchase of Its Ordinary Shares in the Capital of Liberty Global and Authorize All Or Any of Liberty Global's Directors and Senior Officers to Enter Into, Complete and Make Purchases of Ordinary Shares in the Capital of Liberty Global Pursuant to the Form of Agreements and with Any of the Approved Counterparties, Which Approvals Will Expire on the Fifth Anniversary of the 2021 Agm.
		Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

LIBERTY MEDIA CORPORATION
Security ID: 531229870 Ticker: FWONA
Meeting Date: 25-May-21 Meeting Type: Annual
1.1	Director: Brian M. Deevy	Management	For	Voted - For
1.2	Director: Gregory B. Maffei	Management	For	Voted - For
1.3	Director: Andrea L. Wong	Management	For	Voted - For
2.	The Auditors Ratification Proposal, to Ratify the Selection of KPMG LLP As our Independent Auditors for the Fiscal Year Ending December 31, 2021.	Management	For	Voted - For
3.	The Say-on-pay Proposal, to Approve, on an Advisory Basis, the Compensation of our Named Executive Officers As Described in the Proxy Statement Under the Heading "executive Compensation."	Management	For	Voted - For
LUMEN TECHNOLOGIES, INC.
Security ID: 550241103 Ticker: LUMN
Meeting Date: 19-May-21 Meeting Type: Annual
1A.	Election of Director: Quincy L. Allen	Management	For	Voted - For
1B.	Election of Director: Martha Helena Bejar	Management	For	Voted - For
1C.	Election of Director: Peter C. Brown	Management	For	Voted - For
1D.	Election of Director: Kevin P. Chilton	Management	For	Voted - For
1E.	Election of Director: Steven T. "terry" Clontz	Management	For	Voted - For
1F.	Election of Director: T. Michael Glenn	Management	For	Voted - For
1G.	Election of Director: W. Bruce Hanks	Management	For	Voted - For
1H.	Election of Director: Hal Stanley Jones	Management	For	Voted - For
1I.	Election of Director: Michael Roberts	Management	For	Voted - For
1J.	Election of Director: Laurie Siegel	Management	For	Voted - For
1K.	Election of Director: Jeffrey K. Storey	Management	For	Voted - For
2.	Ratify the Appointment of KPMG LLP As our Independent Auditor for 2021.	Management	For	Voted - For
3.	Ratify the Amendment to our Amended and Restated Nol Rights Plan.	Management	For	Voted - For
4.	Advisory Vote to Approve our Executive Compensation.	Management	For	Voted - For
MEDTRONIC PLC
Security ID: G5960L103 Ticker: MDT
Meeting Date: 11-Dec-20 Meeting Type: Annual
1A.	Election of Director: Richard H. Anderson	Management	For	Voted - For
1B.	Election of Director: Craig Arnold	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1C.	Election of Director: Scott C. Donnelly	Management	For	Voted - For
1D.	Election of Director: Andrea J. Goldsmith, Ph.D.	Management	For	Voted - For
1E.	Election of Director: Randall J. Hogan, III	Management	For	Voted - For
1F.	Election of Director: Michael O. Leavitt	Management	For	Voted - For
1G.	Election of Director: James T. Lenehan	Management	For	Voted - For
1H.	Election of Director: Kevin E. Lofton	Management	For	Voted - For
1I.	Election of Director: Geoffrey S. Martha	Management	For	Voted - For
1J.	Election of Director: Elizabeth G. Nabel, M.D.	Management	For	Voted - For
1K.	Election of Director: Denise M. O'leary	Management	For	Voted - For
1L.	Election of Director: Kendall J. Powell	Management	For	Voted - For
2.
To Ratify, in A Non-binding Vote, the Appointment of PricewaterhouseCoopers LLP As the Company's Independent Auditor for Fiscal Year 2021 and to Authorize, in A Binding Vote, the Board of Directors, Acting Through the Audit Committee, to Set the Auditor's Remuneration.
		Management	For	Voted - For
3.	To Approve, in A Non-binding Advisory Vote, Named Executive Officer Compensation (a "say-on-pay" Vote).	Management	For	Voted - For
4.	To Renew the Board's Authority to Issue Shares.	Management	For	Voted - For
5.	To Renew the Board's Authority to Opt Out of Pre-emption Rights.	Management	For	Voted - For
6.	Authorizing the Company and Any Subsidiary of the Company to Make Overseas Market Purchases of Medtronic Ordinary Shares.	Management	For	Voted - For
MERCK & CO., INC.
Security ID: 58933Y105 Ticker: MRK
Meeting Date: 25-May-21 Meeting Type: Annual
1A.	Election of Director: Leslie A. Brun	Management	For	Voted - For
1B.	Election of Director: Mary Ellen Coe	Management	For	Voted - For
1C.	Election of Director: Pamela J. Craig	Management	For	Voted - For
1D.	Election of Director: Kenneth C. Frazier	Management	For	Voted - For
1E.	Election of Director: Thomas H. Glocer	Management	For	Voted - For
1F.	Election of Director: Risa J. Lavizzo-mourey	Management	For	Voted - For
1G.	Election of Director: Stephen L. Mayo	Management	For	Voted - For
1H.	Election of Director: Paul B. Rothman	Management	For	Voted - For
1I.	Election of Director: Patricia F. Russo	Management	For	Voted - For
1J.	Election of Director: Christine E. Seidman	Management	For	Voted - For
1K.	Election of Director: Inge G. Thulin	Management	For	Voted - For
1L.	Election of Director: Kathy J. Warden	Management	For	Voted - For
1M.	Election of Director: Peter C. Wendell	Management	For	Voted - For
2.	Non-binding Advisory Vote to Approve the Compensation of our Named Executive Officers.	Management	For	Voted - For
3.	Ratification of the Appointment of the Company's Independent Registered Public Accounting Firm for 2021.	Management	For	Voted - For
4.	Shareholder Proposal Concerning A Shareholder Right to Act by Written Consent.	Shareholder	Against	Voted - Against

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	Shareholder Proposal Regarding Access to Covid-19 Products.	Shareholder	Against	Voted - Against
PERSHING SQUARE HOLDINGS LTD
Security ID: G7016V101
Meeting Date: 28-Apr-21 Meeting Type: Annual General Meeting
1	Accept Financial Statements and Statutory Reports	Management	For	Voted - For
2
To Re-appoint Ernst & Young LLP, Who Have Indicated Their Willingness to Continue in Office, As Auditor of the Company (the Auditor) from the Conclusion of This Agm Until the Conclusion of the Next Annual General Meeting of the Company
		Management	For	Voted - For
3	Authorise Board to Fix Remuneration of Auditors	Management	For	Voted - For
4	Re-elect Nicholas Botta As Director	Management	For	Voted - For
5	Re-elect Anne Farlow As Director	Management	For	Voted - For
6	Re-elect Bronwyn Curtis As Director	Management	For	Voted - For
7	Elect Andrew Henton As Director	Management	For	Voted - For
8	Elect Tope Lawani As Director	Management	For	Voted - For
9	Elect Rupert Morley As Director	Management	For	Voted - For
10	Elect Tracy Palandjian As Director	Management	For	Voted - For
11	Authorise Market Purchase of Public Shares	Management	For	Voted - For
12	Authorise Issue of Equity Without Pre- Emptive Rights	Management	For	Voted - For

07 Apr 2021: Please Note That This is A Revision Due to Modification of Text-of Resolution 2. If You Have Already Sent in Your Votes, Please Do Not Vote-again Unless You Decide to Amend Your Original Instructions. Thank You
		Non-Voting		Non-Voting
PG&E CORPORATION
Security ID: 69331C108 Ticker: PCG
Meeting Date: 20-May-21 Meeting Type: Annual
1A.	Election of Director: Cheryl F. Campbell	Management	For	Voted - For
1B.	Election of Director: Kerry W. Cooper	Management	For	Voted - For
1C.	Election of Director: Arno L. Harris	Management	For	Voted - For
1D.	Election of Director: Michael R. Niggli	Management	For	Voted - For
1E.	Election of Director: Oluwadara J. Treseder	Management	For	Voted - For
1F.	Election of Director: Benjamin F. Wilson	Management	For	Voted - For
2.	Ratification of Deloitte and Touche, LLP As the Independent Public Accounting Firm.	Management	For	Voted - For
3.	Advisory Vote on Executive Compensation.	Management	For	Voted - For
4.	Management Proposal to Approve the Pg&e Corporation 2021 Long- Term Incentive Plan.	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

PHILIP MORRIS INTERNATIONAL INC.
Security ID: 718172109 Ticker: PM
Meeting Date: 05-May-21 Meeting Type: Annual
1A.	Election of Director: Brant Bonin Bough	Management	For	Voted - For
1B.	Election of Director: André Calantzopoulos	Management	For	Voted - For
1C.	Election of Director: Michel Combes	Management	For	Voted - For
1D.	Election of Director: Juan José Daboub	Management	For	Voted - For
1E.	Election of Director: Werner Geissler	Management	For	Voted - For
1F.	Election of Director: Lisa A. Hook	Management	For	Voted - For
1G.	Election of Director: Jun Makihara	Management	For	Voted - For
1H.	Election of Director: Kalpana Morparia	Management	For	Voted - For
1I.	Election of Director: Lucio A. Noto	Management	For	Voted - For
1J.	Election of Director: Jacek Olczak	Management	For	Voted - For
1K.	Election of Director: Frederik Paulsen	Management	For	Voted - For
1L.	Election of Director: Robert B. Polet	Management	For	Voted - For
1M.	Election of Director: Shlomo Yanai	Management	For	Voted - For
2.	Advisory Vote Approving Executive Compensation.	Management	For	Voted - For
3.	Ratification of the Selection of Independent Auditors.	Management	For	Voted - For
PURE CYCLE CORPORATION
Security ID: 746228303 Ticker: PCYO
Meeting Date: 13-Jan-21 Meeting Type: Annual
1.1	Director: Mark W. Harding	Management	For	Voted - For
1.2	Director: Patrick J. Beirne	Management	For	Voted - For
1.3	Director: Arthur G. Epker III	Management	For	Voted - For
1.4	Director: Frederick A. Fendel III	Management	For	Voted - For
1.5	Director: Peter C. Howell	Management	For	Voted - For
1.6	Director: Daniel R. Kozlowski	Management	For	Voted - For
1.7	Director: Jeffrey G. Sheets	Management	For	Voted - For
2.	Ratification of Appointment of Plante & Moran Pllc As the Independent Registered Public Accounting Firm for the Fiscal Year Ending August 31, 2021.	Management	For	Voted - For
3.	Approval, on an Advisory Basis, of Compensation of the Company's Named Executive Officers.	Management	For	Voted - For
REGENERON PHARMACEUTICALS, INC.
Security ID: 75886F107 Ticker: REGN
Meeting Date: 11-Jun-21 Meeting Type: Annual
1A.	Election of Director: N. Anthony Coles, M.D.	Management	For	Voted - For
1B.	Election of Director: Arthur F. Ryan	Management	For	Voted - For
1C.	Election of Director: George L. Sing	Management	For	Voted - For
1D.	Election of Director: Marc Tessier-lavigne, Ph.D.	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Ratification of the Appointment of PricewaterhouseCoopers LLP As the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2021.	Management	For	Voted - For
RIVERNORTH DOUBLELINE STRATEGIC
Security ID: 76882G107 Ticker: OPP
Meeting Date: 15-Oct-20 Meeting Type: Annual
1a.1	Director: Patrick W. Galley	Management	For	Voted - For
1a.2	Director: Jerry R. Raio	Management	For	Voted - For
ROLLS-ROYCE HOLDINGS PLC
Security ID: G76225104
Meeting Date: 13-May-21 Meeting Type: Annual General Meeting
1	Accept Financial Statements and Statutory Reports	Management	For	Voted - For
2	Approve Remuneration Policy	Management	For	Voted - For
3	Approve Remuneration Report	Management	For	Voted - For
4	Re-elect Sir Ian Davis As Director	Management	For	Voted - For
5	Re-elect Warren East As Director	Management	For	Voted - For
6	Elect Panos Kakoullis As Director	Management	For	Voted - For
7	Elect Paul Adams As Director	Management	For	Voted - For
8	Re-elect George Culmer As Director	Management	For	Voted - For
9	Re-elect Irene Dorner As Director	Management	For	Voted - For
10	Re-elect Beverly Goulet As Director	Management	For	Voted - For
11	Re-elect Lee Hsien Yang As Director	Management	For	Voted - For
12	Re-elect Nick Luff As Director	Management	For	Voted - For
13	Re-elect Sir Kevin Smith As Director	Management	For	Voted - For
14	Re-elect Dame Angela Strank As Director	Management	For	Voted - For
15	Reappoint PricewaterhouseCoopers LLP As Auditors	Management	For	Voted - For
16	Authorise the Audit Committee to Fix Remuneration of Auditors	Management	For	Voted - For
17	Authorise UK Political Donations and Expenditure	Management	For	Voted - For
18	Authorise Issue of Equity	Management	For	Voted - For
19	Approve Incentive Plan	Management	For	Voted - For
20	Approve Sharepurchase Plan	Management	For	Voted - For
21	Approve UK Sharesave Plan	Management	For	Voted - For
22	Approve International Sharesave Plan	Management	For	Voted - For
23	Authorise Issue of Equity Without Pre- Emptive Rights	Management	For	Voted - For
24	Authorise Market Purchase of Ordinary Shares	Management	For	Voted - For
25	Adopt New Articles of Association	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

SANDSTORM GOLD LTD.
Security ID: 80013R206 Ticker: SAND
Meeting Date: 11-Jun-21 Meeting Type: Annual
1	To Set the Number of Directors at Seven (7).	Management	For	Voted - For
21	Director: Nolan Watson	Management	For	Voted - For
22	Director: David Awram	Management	For	Voted - For
23	Director: David E. De Witt	Management	For	Voted - For
24	Director: Andrew T. Swarthout	Management	For	Voted - For
25	Director: John P.a. Budreski	Management	For	Voted - For
26	Director: Mary L. Little	Management	For	Voted - For
27	Director: Vera Kobalia	Management	For	Voted - For
3	Appointment of PricewaterhouseCoopers LLP As Auditors of the Company for the Ensuing Year and Authorizing the Directors to Fix Their Remuneration.	Management	For	Voted - For
SOCIETE INDUSTRIELLE ET FINANCIERE DE L' ARTOIS SA
Security ID: F8730A101
Meeting Date: 03-Jun-21 Meeting Type: Mix

The Following Applies to Shareholders That Do Not Hold Shares Directly with A- French Custodian: Proxy Cards: Voting Instructions Will be Forwarded to The- Global Custodians on the Vote Deadline Date. in Capacity As Registered- Intermediary, the Global Custodians Will Sign the Proxy Cards and Forward-them to the Local Custodian. If You Request More Information, Please Contact-your Client Representative.
	Non-Voting	Non-Voting

Following Changes in the Format of Proxy Cards for French Meetings, Abstain-is Now A Valid Voting Option. for Any Additional Items Raised at the Meeting-the Voting Option Will Default to 'against', Or for Positions Where the Proxy-card is Not Completed by Broadridge, to the Preference of Your Custodian.
	Non-Voting	Non-Voting
Please Note That Shareholder Details are Required to Vote at This Meeting. If-no Shareholder Details are Provided, Your Instruction May Carry A Heightened-risk of Being Rejected. Thank You	Non-Voting	Non-Voting

Please Note That Due to the Current Covid19 Crisis and in Accordance with The- Provisions Adopted by the French Government Under Law No. 2020-1379 Of- November 14, 2020, Extended and Modified by Law No 2020-1614 of December 18,-2020 the General Meeting Will Take Place Behind Closed Doors Without The-physical Presence of the Shareholders. to Comply with These Laws, Please Do-not Submit Any Requests to Attend the Meeting in Person. Should This-situation Change, the Company Encourages All Shareholders to Regularly-consult the Company Website
	Non-Voting	Non-Voting

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

Intermediary Clients Only - Please Note That If You are Classified As An- Intermediary Client Under the Shareholder Rights Directive II, You Should Be-providing the Underlying Shareholder Information at the Vote Instruction-level. If You are Unsure on How to Provide This Level of Data to Broadridge-outside of Proxyedge, Please Speak to Your Dedicated Client Service-representative for Assistance. Thank You
		Non-Voting		Non-Voting
1
The Shareholders' Meeting, After Having Reviewed the Reports of the Board of Directors and the Auditors, Approves the Company's Financial Statements for the Fiscal Year That Ended in 2020, As Presented to the Meeting. the Shareholders' Meeting Gives Permanent Discharge to the Directors for the Performance of Their Duties During Said Fiscal Year
		Management	For	Voted - For
2
The Shareholders' Meeting, After Having Reviewed the Reports of the Board of Directors and the Auditors, Approves the Consolidated Financial Statements for Said Fiscal Year As Presented, Showing Net Earnings Amounting to Eur 51,400,000.00 (of Which 43,300,000.00 Group Share)
		Management	For	Voted - For
3
The Shareholders' Meeting Approves the Recommendations of the Board of Directors and Resolves to Allocate the Earnings As Follows: Origin: -income for the Fiscal Year: Eur 34,268,544.71 -retained Earnings: Eur 562,928,624.54 -distributable Income: Eur 597,197,169.25 Allocation: - Dividends: Eur 9,050,800.00 -retained Earnings: Eur 588,146,369.25 the Shareholders Will be Granted A Net Dividend of Eur 34.00 Per Share, Which Will be Eligible for the 40 Percent Deduction Provided by the French General Tax Code. This Dividend Will be Paid on June 14th 2021. As Required by Law, It is Reminded That, for the Last Three Financial Years, the Dividends Were Paid Follows: Eur 34.00 Per Share for Fiscal Years 2017-2019
		Management	For	Voted - For
4
The Shareholders' Meeting, After Reviewing the Special Report of the Auditors on Agreements Governed by Article L.225-38 Et Seq. of the French Commercial Code, and Notes That No Such Agreement Was Entered Into During Said Fiscal Year
		Management	For	Voted - For
5
The Shareholders' Meeting Renews the Appointment of Mrs Jacqueline De Ribes As Director for A 3-year Period, I.e. Until the Shareholders' Meeting Called to Rule on the Financial Statements for the 2023 Fiscal Year
		Management	For	Voted - For
6
The Shareholders' Meeting Renews the Appointment of Mrs Celine Merle-beral As Director for A 3-year Period, I.e. Until the Shareholders' Meeting Called to Rule on the Financial Statements for the 2023 Fiscal Year
		Management	For	Voted - For
7
The Shareholders' Meeting Renews the Appointment of Mr Olivier Roussel As Director for A 3-year Period, I.e. Until the Shareholders' Meeting Called to Rule on the Financial Statements for the 2023 Fiscal Year
		Management	For	Voted - For
8	The Shareholders' Meeting Approves the Information Mentioned in Article L.22-10-9 of the French Commercial Code	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

9	The Shareholders' Meeting Approves the Compensation Policy Applicable to the Directors	Management	For	Voted - For
10
The Shareholders' Meeting Delegates to the Board of Directors the Necessary Powers to Increase the Capital, Up to Eur 1,700,000.00, by Issuance of Company's Ordinary Shares Or Any Security Giving Access to Company's Ordinary Shares, with Preferential Subscription Rights Maintained. the Maximum Nominal Amount of Debt Securities Which May be Issued Shall Not Exceed Eur 200,000,000.00. This Authorization is Granted for A 26-month Period. This Delegation of Powers Supersedes Any and All Earlier Delegations to the Same Effect. the Shareholders' Meeting Delegates All Powers to the Board of Directors to Take All Necessary Measures and Accomplish All Necessary Formalities
		Management	For	Voted - For
11
The Shareholders' Meeting Delegates to the Board of Directors All Powers in Order to Increase the Share Capital, Up to Eur 1,700,000.00, by Issuing New Ordinary Shares Released, by Way of Capitalizing Reserves, Profits, Premiums Or by Raising the Par Value of Shares Composing the Share Capital Or by A Combination of Both Methods. This Amount Shall Count Against the Overall Value Set Forth in Resolution 10. This Authorization is Granted for A 26- Month Period. This Delegation of Powers Supersedes Any and All Earlier Delegations to the Same Effect. the Shareholders' Meeting Delegates All Powers to the Board of Directors to Take All Necessary Measures and Accomplish All Necessary Formalities
		Management	For	Voted - For
12
The Shareholders' Meeting Delegates All Powers to the Board of Directors to Increase the Share Capital, Up to 10 Percent of the Share Capital, in Consideration for the Contributions in Kind Granted to the Company and Composed of Capital Securities Or Securities Giving Access to Share Capital. This Authorization is Granted for A 26-month Period. the Shareholders' Meeting Delegates All Powers to the Board of Directors to Take All Necessary Measures and Accomplish All Necessary Formalities
		Management	For	Voted - For
13	The Shareholders' Meeting Decides to Amend Article 24 of the Bylaws Pertaining to the Double Vote Right	Management	For	Voted - For
14	The Shareholders' Meeting Resolves to Bring the Articles of the Bylaws Into Conformity with the Legal and Regulatory Provisions and Amend Article 27 of the Bylaws Pertaining to the Attendance Fees	Management	For	Voted - For
15
The Shareholders' Meeting Grants Full Powers to the Bearer of an Original, A Copy Or Extract of the Minutes of This Meeting to Carry Out All Filings, Publications and Other Formalities Prescribed by Law
		Management	For	Voted - For

10 May 2021: Please Note That Important Additional Meeting Information Is-available by Clicking on the Material Url Link:- Https://www.journal- Officiel.gouv.fr/balo/document/202104072100806-42 And-https://www.journal- Officiel.gouv.fr/balo/document/202105102101424-56 And-please Note That This is A Revision Due to Receipt of Updated Balo Link. If-you Have Already Sent in Your Votes, Please Do Not Vote Again Unless You-decide to Amend Your Original Instructions. Thank You
		Non-Voting		Non-Voting

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

SONY GROUP CORPORATION
Security ID: 835699307 Ticker: SONY
Meeting Date: 22-Jun-21 Meeting Type: Annual
1A.	Election of Director: Kenichiro Yoshida	Management	For	Voted - For
1B.	Election of Director: Hiroki Totoki	Management	For	Voted - For
1C.	Election of Director: Shuzo Sumi	Management	For	Voted - For
1D.	Election of Director: Tim Schaaff	Management	For	Voted - For
1E.	Election of Director: Toshiko Oka	Management	For	Voted - For
1F.	Election of Director: Sakie Akiyama	Management	For	Voted - For
1G.	Election of Director: Wendy Becker	Management	For	Voted - For
1H.	Election of Director: Yoshihiko Hatanaka	Management	For	Voted - For
1I.	Election of Director: Adam Crozier	Management	For	Voted - For
1J.	Election of Director: Keiko Kishigami	Management	For	Voted - For
1K.	Election of Director: Joseph A. Kraft, Jr.	Management	For	Voted - For
2.	To Issue Stock Acquisition Rights for the Purpose of Granting Stock Options.	Management	For	Voted - For
TCW STRATEGIC INCOME FUND, INC.
Security ID: 872340104 Ticker: TSI
Meeting Date: 15-Sep-20 Meeting Type: Annual
1.1	Director: Samuel P. Bell	Management	For	Voted - For
1.2	Director: Patrick C. Haden	Management	For	Voted - For
1.3	Director: Peter Mcmillan	Management	For	Voted - For
1.4	Director: Victoria B. Rogers	Management	For	Voted - For
1.5	Director: Andrew Tarica	Management	For	Voted - For
1.6	Director: David S. Devito	Management	For	Voted - For
1.7	Director: David B. Lippman	Management	For	Voted - For
2.	Ratification of the Selection of Deloitte & Touche, LLP As the Independent Registered Public Accounting Firm for the Company for the Fiscal Year Ending December 31, 2020	Management	For	Voted - For
3.	Such Other Matters As May Properly Come Before the Annual Meeting Or Any Adjournments Or Postponements Thereof.	Management	For	Voted - Against
THE CHARLES SCHWAB CORPORATION
Security ID: 808513105 Ticker: SCHW
Meeting Date: 13-May-21 Meeting Type: Annual
1A.	Election of Director: Walter W. Bettinger II	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1B.	Election of Director: Joan T. Dea	Management	For	Voted - For
1C.	Election of Director: Christopher V. Dodds	Management	For	Voted - For
1D.	Election of Director: Mark A. Goldfarb	Management	For	Voted - For
1E.	Election of Director: Bharat B. Masrani	Management	For	Voted - For
1F.	Election of Director: Charles A. Ruffel	Management	For	Voted - For
2.	Ratification of the Selection of Deloitte & Touche LLP As Independent Auditors.	Management	For	Voted - For
3.	Advisory Vote to Approve Named Executive Officer Compensation.	Management	For	Voted - For
4.	Stockholder Proposal Requesting Disclosure of Lobbying Policy, Procedures and Oversight; Lobbying Expenditures; and Participation in Organizations Engaged in Lobbying.	Shareholder	Against	Voted - Against
5.	Stockholder Proposal Requesting Declassification of the Board of Directors to Elect Each Director Annually.	Shareholder	Against	Voted - Against
VEREIT, INC.
Security ID: 92339V308 Ticker: VER
Meeting Date: 03-Jun-21 Meeting Type: Annual
1A.	Election of Director Nominees to Serve Until the 2022 Annual Meeting of Stockholders and Until Their Respective Successors are Duly Elected and Qualify: Glenn J. Rufrano	Management	For	Voted - For
1B.	Election of Director Nominees to Serve Until the 2022 Annual Meeting of Stockholders and Until Their Respective Successors are Duly Elected and Qualify: Hugh R. Frater	Management	For	Voted - For
1C.	Election of Director Nominees to Serve Until the 2022 Annual Meeting of Stockholders and Until Their Respective Successors are Duly Elected and Qualify: Priscilla Almodovar	Management	For	Voted - For
1D.	Election of Director Nominees to Serve Until the 2022 Annual Meeting of Stockholders and Until Their Respective Successors are Duly Elected and Qualify: David B. Henry	Management	For	Voted - For
1E.	Election of Director Nominees to Serve Until the 2022 Annual Meeting of Stockholders and Until Their Respective Successors are Duly Elected and Qualify: Mary Hogan Preusse	Management	For	Voted - For
1F.	Election of Director Nominees to Serve Until the 2022 Annual Meeting of Stockholders and Until Their Respective Successors are Duly Elected and Qualify: Richard J. Lieb	Management	For	Voted - For
1G.	Election of Director Nominees to Serve Until the 2022 Annual Meeting of Stockholders and Until Their Respective Successors are Duly Elected and Qualify: Eugene A. Pinover	Management	For	Voted - For
1H.	Election of Director Nominees to Serve Until the 2022 Annual Meeting of Stockholders and Until Their Respective Successors are Duly Elected and Qualify: Julie G. Richardson	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1I.	Election of Director Nominees to Serve Until the 2022 Annual Meeting of Stockholders and Until Their Respective Successors are Duly Elected and Qualify: Susan E. Skerritt	Management	For	Voted - For
2.	To Ratify the Appointment of Deloitte & Touche LLP As the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2021.	Management	For	Voted - For
3.	To Approve by A Non-binding Advisory Resolution the Compensation of the Company's Named Executive Officers As Described in the Company's Definitive Proxy Statement.	Management	For	Voted - For
4.	To Approve the Vereit, Inc. 2021 Equity Incentive Plan.	Management	For	Voted - For
5.	To Approve Amendments to the Company's Articles of Amendment and Restatement and Amended and Restated Bylaws ("bylaws") to Allow the Bylaws to be Amended by our Stockholders.	Management	For	Voted - For
VIDLER WATER RESOURCES, INC.
Security ID: 92660E107 Ticker: VWTR
Meeting Date: 10-Jun-21 Meeting Type: Annual
1.1	Director: Mr. Gregory E. Bylinsky	Management	For	Voted - For
1.2	Director: Ms. Dorothy A T-palmer	Management	For	Voted - For
1.3	Director: Mr. Eric H. Speron	Management	For	Voted - For
1.4	Director: Mr. Maxim C.w. Webb	Management	For	Voted - For
1.5	Director: Ms. Nicole L. Weymouth	Management	For	Voted - For
2.	To Vote, on an Advisory Basis, to Approve the Compensation of the Company's Named Executive Officers, As Disclosed in the Proxy Statement.	Management	For	Voted - For
3.	To Ratify the Appointment of Deloitte & Touche LLP As our Independent Registered Public Accounting Firm for our Fiscal Year Ending December 31, 2021.	Management	For	Voted - For
4.	To Ratify the Company's 2020 Section 382 Rights Agreement.	Management	For	Voted - For
VIVENDI SE
Security ID: F97982106
Meeting Date: 29-Mar-21 Meeting Type: Extraordinary General Meeting

The Following Applies to Shareholders That Do Not Hold Shares Directly with A- French Custodian: Proxy Cards: Voting Instructions Will be Forwarded to The- Global Custodians on the Vote Deadline Date. in Capacity As Registered- Intermediary, the Global Custodians Will Sign the Proxy Cards and Forward-them to the Local Custodian. If You Request More Information, Please Contact-your Client Representative.
Non-Voting	Non-Voting

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

Following Changes in the Format of Proxy Cards for French Meetings, Abstain-is Now A Valid Voting Option. for Any Additional Items Raised at the Meeting-the Voting Option Will Default to 'against', Or for Positions Where the Proxy-card is Not Completed by Broadridge, to the Preference of Your Custodian.
		Non-Voting		Non-Voting

24 Feb 2021: Please Note That If You Hold Crest Depository Interests (cdis)-and Participate at This Meeting, You (or Your Crest Sponsored-member/custodian) Will be Required to Instruct A Transfer of the Relevant-cdis to the Escrow Account Specified in the Associated Corporate Event in The-crest System. This Transfer Will Need to be Completed by the Specified Crest-system Deadline. Once This Transfer Has Settled, the Cdis Will be Blocked In-the Crest System. the Cdis Will be Released from Escrow As Soon As-practicable on the Business Day Prior to Meeting Date Unless Otherwise-specified. in Order for A Vote to be Accepted, the Voted Position Must Be- Blocked in the Required Escrow Account in the Crest System. by Voting on This- Meeting, Your Crest Sponsored Member/custodian May Use Your Vote Instruction-as the Authorization to Take the Necessary Action Which Will Include- Transferring Your Instructed Position to Escrow. Please Contact Your Crest- Sponsored Member/custodian Directly for Further Information on the Custody- Process and Whether Or Not They Require Separate Instructions from You And-please Note That Shareholder Details are Required to Vote at This Meeting. If-no Shareholder Details are Provided, Your Instruction May Carry A Heightened-risk of Being Rejected. Thank You
		Non-Voting		Non-Voting

Please Note That Due to the Current Covid19 Crisis and in Accordance with The- Provisions Adopted by the French Government Under Law No. 2020-1379 Of- November 14, 2020, Extended and Modified by Law No 2020-1614 of December 18,-2020 the General Meeting Will Take Place Behind Closed Doors Without The-physical Presence of the Shareholders. to Comply with These Laws, Please Do-not Submit Any Requests to Attend the Meeting in Person. Should This-situation Change, the Company Encourages All Shareholders to Regularly-consult the Company Website
		Non-Voting		Non-Voting

10 Mar 2021: Please Note That Important Additional Meeting Information Is-available by Clicking on the Material Url Link:- Https://www.journal- Officiel.gouv.fr/balo/document/202103102100488-30 And-please Note That This is A Revision Due to Change in Url Link. If You Have-already Sent in Your Votes, Please Do Not Vote Again Unless You Decide To-amend Your Original Instructions. Thank You
		Non-Voting		Non-Voting
1	Amendment to Article 20 of the By-laws - Allocation and Distribution of Income	Management	For	Voted - For
2	Powers to Carry Out Formalities	Management	For	Voted - For

Intermediary Clients Only - Please Note That If You are Classified As An- Intermediary Client Under the Shareholder Rights Directive II, You Should Be-providing the Underlying Shareholder Information at the Vote Instruction-level. If You are Unsure on How to Provide This Level of Data to Broadridge-outside of Proxyedge, Please Speak to Your Dedicated Client Service-representative for Assistance. Thank You
		Non-Voting		Non-Voting

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

Meeting Date: 22-Jun-21 Meeting Type: Mix

The Following Applies to Shareholders That Do Not Hold Shares Directly with A- French Custodian: Proxy Cards: Voting Instructions Will be Forwarded to The- Global Custodians on the Vote Deadline Date. in Capacity As Registered- Intermediary, the Global Custodians Will Sign the Proxy Cards and Forward-them to the Local Custodian. If You Request More Information, Please Contact-your Client Representative.
		Non-Voting		Non-Voting

Following Changes in the Format of Proxy Cards for French Meetings, Abstain-is Now A Valid Voting Option. for Any Additional Items Raised at the Meeting-the Voting Option Will Default to 'against', Or for Positions Where the Proxy-card is Not Completed by Broadridge, to the Preference of Your Custodian.
		Non-Voting		Non-Voting
	Please Note That Shareholder Details are Required to Vote at This Meeting. If-no Shareholder Details are Provided, Your Instruction May Carry A Heightened-risk of Being Rejected. Thank You	Non-Voting		Non-Voting

Please Note That Due to the Current Covid19 Crisis and in Accordance with The- Provisions Adopted by the French Government Under Law No. 2020-1379 Of- November 14, 2020, Extended and Modified by Law No 2020-1614 of December 18,-2020 the General Meeting Will Take Place Behind Closed Doors Without The-physical Presence of the Shareholders. to Comply with These Laws, Please Do-not Submit Any Requests to Attend the Meeting in Person. Should This-situation Change, the Company Encourages All Shareholders to Regularly-consult the Company Website
		Non-Voting		Non-Voting

Please Note That Important Additional Meeting Information is Available By-clicking on the Material Url Link:-https://www.journal- Officiel.gouv.fr/balo/document/202105122101684-57 And-https://www.journal- Officiel.gouv.fr/balo/document/202106042102385-67
		Non-Voting		Non-Voting
1
The Shareholders' Meeting, After Having Reviewed the Reports of the Executive Committee and the Auditors, Approves the Company's Financial Statements for the Fiscal Year That Ended in 2020, As Presented to the Meeting, Showing Net Earnings Amounting to Eur 3,009,370,168.18
		Management	For	Voted - For
2
The Shareholders' Meeting, After Having Reviewed the Reports of the Executive Committee and the Auditors, Approves the Consolidated Financial Statements for Said Financial Year, As Presented to the Meeting
		Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3
The Shareholders' Meeting, After Reviewing the Special Report of the Auditors on Agreements Governed by Article L.225-88 of the French Commercial Code, Approves Said Report and the Agreement Authorized Since the Closing of the 2020 Fiscal Year As Referred to Therein, and Takes Notice That No New Agreement Has Been Authorized for Said Fiscal Year and That No Agreement Previously Entered Into Remained in Force During Said Fiscal Year
		Management	For	Voted - For
4
The Shareholders' Meeting Approves the Recommendations of the Executive Committee and Resolves to Allocate the Earnings As Follows: Origin: Earnings: Eur 3,009,370,168.18 Retained Earnings: Eur 2,955,604,551.07 Distributable Income: Eur 5,964,974,719.25 Allocation: Dividends: Eur 651,333,876.60 Retained Earnings: Eur 5,313,640,842.65 the Shareholders Will be Granted an Ordinary Dividend of Eur 0.60 Per Share, That Will be Eligible to the 40 Per Cent Deduction Provided by the French General Tax Code. This Dividend Will be Paid from the 25th of June 2021. As Required by Law, It is Reminded That, for the Last Three Financial Years, the Dividends Were Paid As Follows: Eur 0.45 Per Share for Fiscal Year 2017 Eur 0.50 Per Share for Fiscal Year 2018 Eur 0.60 Per Share for Fiscal Year 2019 Results Appropriation
		Management	For	Voted - For
5
The Shareholders' Meeting Issues A Favourable Opinion on the Proposed Exceptional Distribution of Contributions in Kind of A Majority of the Share Capital of the Universal Music Group N.v. Company to the Shareholders of the Vivendi Se Company, As Referred to in Resolution 6
		Management	For	Voted - For
6
The Shareholders' Meeting Decides to Exceptionally Grant 1,086,266,883 Shares of the Universal Music Group N.v. Company, at the Rate of 1 Share of the Universal Music Group N.v. Company for 1 Share of the Vivendi Se Company, Corresponding to A Value of Eur 19,800,000,000.00 That Will be Charged on the Retained Earnings Account for the Amount of Eur 5,313,640,842.65 (this Latter Amount Corresponding to the 2020 Earnings Amounting to Eur 3,009,370,168.18 Diminished by the Ordinary Dividend Amounting to Eur 651,333,876.60, I.e. Eur 2,358,036,291.58, Added with the Previous Retained Earnings Amounting to Eur 2,955,604,551.07) to be Paid on the 29th of September 2021, to the Benefit of the Shareholders of the Vivendi Se Company Whose Shares are Registered by the 28th of September 2021. the Amount of the Down Payment Amounting to Eur 14,486,359,157.35 Will be Charged on the Results Appropriation of the 2021 Fiscal Year. All Powers to the Executive Committee to Accomplish All Necessary Formalities
		Management	For	Voted - For
7	The Shareholders' Meeting Approves the Information Mentioned in the Article L.22-10- 9 I of the French Commercial Code	Management	For	Voted - For
8
The Shareholders' Meeting Approves the Components of the Total Compensation As Well As the Benefits Or Perks of Any Kind Paid and Awarded to Mr Yannick Bollore As Chairman of the Supervisory Board for the 2020 Financial Year
		Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

9
The Shareholders' Meeting Approves the Components of the Total Compensation As Well As the Benefits Or Perks of Any Kind Paid and Awarded to Mr Arnaud De Puyfontaine As Chairman of the Executive Committee for the 2020 Financial Year
		Management	For	Voted - For
10
The Shareholders' Meeting Approves the Components of the Total Compensation As Well As the Benefits Or Perks of Any Kind Paid and Awarded to Mr Gilles Alix As Member of the Executive Committee for the 2020 Financial Year
		Management	For	Voted - For
11
The Shareholders' Meeting Approves the Components of the Total Compensation As Well As the Benefits Or Perks of Any Kind Paid and Awarded to Mr Cedric De Bailliencourt As Member of the Executive Committee for the 2020 Financial Year
		Management	For	Voted - For
12
The Shareholders' Meeting Approves the Components of the Total Compensation As Well As the Benefits Or Perks of Any Kind Paid and Awarded to Mr Frederic Crepin As Member of the Executive Committee for the 2020 Financial Year
		Management	For	Voted - For
13
The Shareholders' Meeting Approves the Components of the Total Compensation As Well As the Benefits Or Perks of Any Kind Paid and Awarded to Mr Simon Gillham As Member of the Executive Committee for the 2020 Financial Year
		Management	For	Voted - For
14
The Shareholders' Meeting Approves the Components of the Total Compensation As Well As the Benefits Or Perks of Any Kind Paid and Awarded to Mr Herve Philippe As Member of the Executive Committee for the 2020 Financial Year
		Management	For	Voted - For
15
The Shareholders' Meeting Approves the Components of the Total Compensation As Well As the Benefits Or Perks of Any Kind Paid and Awarded to Mr Stephane Roussel As Member of the Executive Committee for the 2020 Financial Year
		Management	For	Voted - For
16	The Shareholders' Meeting Approves the Policy of the Compensation Applicable to the Members of the Supervisory Board and Its Chairman for the 2021 Fiscal Year	Management	For	Voted - For
17	The Shareholders' Meeting Approves the Policy of the Compensation Applicable to the Chairman of the Executive Committee for the 2021 Fiscal Year	Management	For	Voted - For
18	The Shareholders' Meeting Approves the Policy of the Compensation Applicable to the Members of the Executive Committee for the 2021 Fiscal Year	Management	For	Voted - For
19
The Shareholders' Meeting Renews the Appointment of Mrs Veronique Driot- Argentin As A Member of the Supervisory Board for A 4-year Period, I.e. Until the Shareholders' Meeting Called to Rule on the Financial Statements for the 2024 Fiscal Year
		Management	For	Voted - For
20
The Shareholders' Meeting Renews the Appointment of Mrs Sandrine Le Bihan As A Member of the Supervisory Board Representing the Employee Shareholders for A 4-year Period, I.e. Until the Shareholders' Meeting Called to Rule on the Financial Statements for the 2024 Fiscal Year
		Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

21
The Shareholders' Meeting Authorizes the Executive Committee to Buy Back the Company's Equities, Subject to the Conditions Described Below: Maximum Purchase Price: Eur 29.00, Maximum Number of Equities to be Acquired: 10 Per Cent of the Share Capital. This Authorization is Given for an 18-month Period. This Authorization Supersedes the Fraction Unused of the Authorization Granted by the Shareholders' Meeting of the 20th of April 2020 in Its Resolution Number 6. the Shareholders' Meeting Delegates All Powers to the Executive Committee to Take All Necessary Measures and Accomplish All Necessary Formalities
	Management	For	Voted - For
22
The Shareholders' Meeting Grants All Powers to the Executive Committee to Reduce the Share Capital, on One Or More Occasions and at Its Sole Discretion, by Cancelling All Or Part of the Shares Held by the Company in Connection with the Stock Repurchase Plan, Up to A Maximum of 10 Per Cent of the Share Capital Over A 24- Month Period. This Authorization is Given for an 18-month Period. This Authorization Supersedes the Fraction Unused of the Authorization Granted by the Shareholders' Meeting of the 20th of April 2020 in Its Resolution Number 7. the Shareholders' Meeting Delegates All Powers to the Executive Committee to Take All Necessary Measures and Accomplish All Necessary Formalities
	Management	For	Voted - For
23
The Shareholders' Meeting Authorizes the Executive Committee, Except During the Period of A Public Offer on the Company's Equities, to Repurchase A Maximum Number of 592,997,810 Company's Shares, Within the Limit of 50 Per Cent of the Share Capital, to be Offered to All the Shareholders, with A View to Cancelling Them and Reducing the Share Capital by A Maximum Nominal Amount of Eur 3,261,487,955.00. the Maximum Purchase Price Per Share in the Context of This Public Share Buyback Offering is Set at Eur 29.00, Corresponding to A Maximum Amount of Eur 17,196,936,490.00. This Authorization is Given for an 18-month Period. the Shareholders' Meeting Delegates All Powers to the Executive Committee to Take All Necessary Measures and Accomplish All Necessary Formalities
	Management	For	Voted - For
24
The Shareholders' Meeting Delegates to the Executive Committee the Necessary Powers to Increase the Capital, on One Or More Occasions, in France Or Abroad, by A Maximum Nominal Amount of Eur 655,000,000.00, by Issuance of Company's Ordinary Shares and Any Securities Giving Access to Company's Equity Securities, with Preferential Subscription Rights Maintained. This Authorization is Given for A 26-month Period. This Authorization Supersedes the Fraction Unused of the Authorization Granted by the Shareholders' Meeting of the 15th of April 2019 in Its Resolution Number 30
	Management	For	Voted - For
25
The Shareholders' Meeting Delegates to the Executive Committee All Powers in Order to Increase the Share Capital, in One Or More Occasions and at Its Sole Discretion, Up to A Maximum Nominal Amount of Eur 327,500,000.00, by Way of Capitalizing Reserves, Profits, Premiums Or Other Means, Provided That Such Capitalization is Allowed by Law and Under the Bylaws, by Issuing Free Shares Or Raising the Par Value of Existing Shares. This Amount Shall Count Against the Amount Set Forth in Resolution 24. This Authorization is Given for A 26-month Period. This Authorization Supersedes the Fraction Unused of the Authorization Granted by the Shareholders' Meeting of the 15th of April 2019 in Its Resolution Number 31
	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

26
The Shareholders' Meeting Delegates All Powers to the Executive Committee to Increase the Share Capital, Up to 5 Per Cent of the Share Capital, in Consideration for the Contributions in Kind Granted to the Company and Composed of Equity Securities Or Securities Giving Access to the Share Capital, with Cancellation of Preferential Subscription Rights. This Amount Shall Count Against the Amount Set Forth in Resolution 24. This Authorization is Given for A 26-month Period. the Shareholders' Meeting Delegates All Powers to the Executive Committee to Take All Necessary Measures and Accomplish All Necessary Formalities
	Management	For	Voted - For
27
The Shareholders' Meeting Authorizes the Executive Committee to Grant, on One Or More Occasions, (i) Free Existing Or to be Issued Company's Shares, in Favour of the Employees of the Company Or Related Companies (ii) Existing Or to be Issued Company's Performance Shares in Favour of the Employees and the Corporate Officers of the Company Or Related Companies, with Cancellation of Preferential Subscription Rights. They May Not Represent More Than 1 Per Cent of the Share Capital, Among Which the Performance Shares Granted Yearly to the Members of the Executive Committee May Not Represent More Than 0.035 Per Cent of the Share Capital. This Authorization is Given for A 38-month Period. This Authorization Supersedes the Fraction Unused of the Authorization Granted by the Shareholders' Meeting of the 19th of April 2018 in Its Resolution Number 27. the Shareholders' Meeting Delegates All Powers to the Executive Committee to Take All Necessary Measures and Accomplish All Necessary Formalities
	Management	For	Voted - For
28
The Shareholders' Meeting Authorizes the Executive Committee to Increase the Share Capital, on One Or More Occasions, at Its Sole Discretion, in Favour of the Members of A Company Savings Plan of the Company and French Or Foreign Related Companies, by Issuance of Shares and Any Other Securities Giving Access to the Company's Share Capital, with Cancellation of Preferential Subscription Rights. This Delegation is Given for A 26-month Period and for A Nominal Amount That Shall Not Exceed 1 Per Cent of the Share Capital (including the Share Capital Increase Mentioned in Resolution 27). This Amount Shall Count Against the Overall Value Set Forth at Eur 655,000,000.00 in Resolution Number 24. This Authorization Supersedes the Fraction Unused of the Authorization Granted by the Shareholders' Meeting of the 15th of April 2019 in Its Resolution Number 32. the Shareholders' Meeting Delegates All Powers to the Executive Committee to Take All Necessary Measures and Accomplish All Necessary Formalities
	Management	For	Voted - For

First Foundation Total Return Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

29
The Shareholders' Meeting Authorizes the Executive Committee to Increase the Share Capital Up to 1 Per Cent of the Share Capital in Favour of (a) Employees, Corporate Officers of Related Companies of the Vivendi Group with Their Head Office Abroad; (b) Ucits, Employee Shareholding Invested in Company's Equities Whose Shareholders are Composed of the Persons in (a); (c) Any Financial Institution Setting Up A Structured Shareholding Scheme for Employees of French Companies of the Vivendi Group Within the Use of Resolution 27, Or Offering the Subscription of Shares to Persons in (a) Not Benefiting from the Shareholding Scheme Mentioned Above Or to the Extent That the Subscription of Company's Shares by That Financial Institution Would Allow Persons in (a) to Benefit from Shareholding Or Savings Schemes, by Issuance of Shares Or Any Other Securities Giving Access to the Share Capital, with Cancellation of Preferential Subscription Rights. 18 Months, Superseding the Authorization 33 Granted on April 15, 2019
	Management	For	Voted - For
30
The Shareholders' Meeting Grants Full Powers to the Bearer of an Original, A Copy Or Extract of the Minutes of This Meeting to Carry Out All Filings, Publications and Other Formalities Prescribed by Law
	Management	For	Voted - For

Intermediary Clients Only - Please Note That If You are Classified As An- Intermediary Client Under the Shareholder Rights Directive II, You Should Be-providing the Underlying Shareholder Information at the Vote Instruction-level. If You are Unsure on How to Provide This Level of Data to Broadridge-outside of Proxyedge, Please Speak to Your Dedicated Client Service-representative for Assistance
	Non-Voting		Non-Voting

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund III

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 16, 2021